UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/10

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus State
Municipal Bond Funds,
Dreyfus Connecticut Fund

SEMIANNUAL REPORT October 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
29	Notes to Financial Statements
38	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Connecticut Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund, covering the six-month period from May 1, 2010, through October 31, 2010.

Although a double-dip recession has recently become an increasingly unlikely scenario in our analysis, persistent uncertainty regarding the breadth and strength of the U.S. economic recovery has led to bouts of heightened volatility in some of the riskier sectors of the U.S. bond market during the past year. Municipal bonds, however, have fared relatively well due in part to the Build America Bonds program which has helped provide favorable supply-and-demand dynamics, and from investors seeking higher-income and tax-sensitive alternatives to comparable-credit taxable fixed income securities.

Uncertainty will probably remain in the broader financial markets until we see more robust economic growth, but the favorable influences underlying the municipal bond market’s advance could persist for some time to come.A declining supply of newly issued tax-exempt securities, potentially rising income tax rates for top earners and low yields among comparable taxable bonds could continue to support municipal bond prices, especially if today’s economic concerns prove to be overstated. With that, we strongly suggest that you meet with your financial advisor to discuss the potential opportunities and tax-related challenges we may now face, as well as to evaluate your portfolio to help meet your individual investment needs and your future goals relative to your risk-tolerance level.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2010, through October 31, 2010, as provided by James Welch, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2010, the Class A, Class B, Class C, Class I and Class Z shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 3.48%, 3.18%, 3.09%, 3.61% and 3.69%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Connecticut, achieved a total return of 3.95% for the same period.2

Despite heightened economic concerns during the reporting period, municipal bonds continued to rally amid favorable supply-and-demand dynamics. The fund’s returns were lower than its benchmark, as Connecticut bonds generally lagged national averages amid relatively severe fiscal pressures.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Connecticut state income taxes, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Connecticut state income taxes. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

among the market’s various sectors, such as pre-refunded, general obligation and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Supply-and-Demand Factors Supported Municipal Bonds

The U.S. economy continued to rebound from recession and financial crisis, but the pace of expansion slowed during the reporting period. In addition, investors responded cautiously to new global developments, including a sovereign debt crisis in Europe. For its part, Connecticut continued to struggle in the aftermath of the downturn, and it has not yet seen the economic improvement that has begun to boost tax revenues in other states. In light of high national unemployment, sluggish housing markets and other headwinds, the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a historically low range between 0% and 0.25%. In addition, the Fed announced its intention to stimulate credit markets with a new round of quantitative easing of monetary policy.

Municipal bonds proved relatively insensitive to these economic concerns during the reporting period, advancing amid favorable supply-and-demand dynamics as the federally subsidized Build America Bonds program continued to shift a substantial portion of new issuance to the taxable bond market. At the same time, demand for municipal bonds intensified as investors sought alternatives to low yields from money market funds. Late in the reporting period, longer-term municipal bonds rallied as investors anticipated the Fed’s quantitative easing program, which was expected to drive longer-term interest rates lower.

Revenue Bonds Boosted Fund Returns

In this generally favorable market environment, the fund received positive contributions to relative performance from bonds backed by revenues from private colleges, municipal utilities and facilities supported by special taxes. Conversely, the fund held relatively light exposure to bonds backed by general tax receipts, which lagged market averages.The fund also benefited from underweighted exposure to traditionally defensive escrowed bonds, which generally trailed market averages during the reporting period. Escrowed bonds are municipal securities for which the funds for early redemption have been set aside in escrow.

4

Although our credit selection process drives our investment approach, it is worth noting that interest-rate considerations prompted us to focus primarily on bonds with maturities in the 20-year range. In our judgment, the negligible yield advantage provided by longer-term bonds did not provide sufficient compensation for their incremental risks.

Supply-and-Demand Factors May Remain Favorable

While Connecticut and other states have continued to face severe fiscal pressures, we believe the economic recovery will persist.We are aware that municipal bonds already have rallied strongly since the recession and financial crisis, suggesting that the bulk of their gains for the current cycle are behind us. In addition, the supply of newly issued Connecticut bonds has been relatively meager, offering the fund few opportunities for further diversification.Therefore, we have maintained our focus on higher-quality revenue bonds, including those in the secondary market.

We remain optimistic over the longer term.We anticipate a more ample supply of newly issued tax-exempt bonds when the BuildAmerica Bonds program either ends or is renewed possibly with lower federal subsidies at the end of this year. In the meantime, demand for municipal bonds seems likely to stay robust as investors grow increasingly concerned regarding potential income tax increases.

November 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z and Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from May 1, 2010 to October 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2010

	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$ 4.62	$ 7.78	$ 8.50	$ 3.23	$ 3.54
Ending value (after expenses)	$1,034.80	$1,031.80	$1,030.90	$1,036.10	$1,036.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2010

	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.58	$ 7.73	$ 8.44	$ 3.21	$ 3.52
Ending value (after expenses)	$1,020.67	$1,017.54	$1,016.84	$1,022.03	$1,021.73

† Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, 1.52% for Class B, 1.66% for
Class C, .63% for Class I and .69% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

October 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.8%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut—76.1%
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/13	5,530,000	5,681,024
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/16	4,470,000	4,585,505
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/17	2,275,000	2,333,103
Connecticut,
GO	5.25	12/15/10	2,550,000	2,566,320
Connecticut,
GO	5.00	12/15/22	4,855,000	5,454,495
Connecticut,
GO	5.00	4/15/24	2,500,000	2,843,825
Connecticut,
GO	5.00	11/1/27	2,000,000	2,253,220
Connecticut,
GO	5.00	11/1/28	3,000,000	3,361,830
Connecticut,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/15/21	3,500,000	3,808,910
Connecticut,
GO (Prerefunded)	5.13	11/15/11	1,500,000 [a]	1,575,570
Connecticut,
Special Tax Obligation
(Transportation
Infrastructure Purposes)	5.00	11/1/22	5,000,000	5,766,750
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	3,395,000	4,070,401

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; Assured
Guaranty Municipal Corp.)	5.50	11/1/12	4,180,000	4,597,248
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; Assured
Guaranty Municipal Corp.)	5.38	7/1/20	2,000,000	2,134,520
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000	2,470,844
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/11	1,765,000	1,806,301
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.38	12/1/18	2,300,000	2,300,782
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project)	5.75	12/1/23	1,000,000	1,008,620
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.85	9/1/28	6,200,000	6,355,000
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	4,445,000	4,556,125
Connecticut Development Authority,
PCR (The United Illuminating
Company Project)	5.75	2/1/12	1,250,000	1,300,537
Connecticut Development Authority,
Revenue (Duncaster Project)
(Insured; Radian)	5.50	8/1/11	845,000	856,069
Connecticut Development Authority,
Solid Waste Disposal Facility
Revenue (PSEG Power LLC Project)	5.75	11/1/37	7,000,000	7,065,800

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut
Project) (Insured; XLCA)	5.10	9/1/37	6,250,000	5,822,312
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic
Company Project)	6.15	4/1/35	1,000,000	1,002,350
Connecticut Development Authority,
Water Facilities Revenue
(Bridgeport Hydraulic Company
Project) (Insured; AMBAC)	6.15	4/1/35	2,750,000	2,756,462
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior
Credit Group)	5.00	11/15/40	14,000,000	14,706,160
Connecticut Health and Educational
Facilities Authority, Revenue
(Danbury Hospital Issue)
(Insured; AMBAC)	5.75	7/1/29	3,000,000	3,008,250
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000	1,436,855
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000	1,508,125
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000	4,165,160
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/35	2,000,000	2,095,180
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/40	2,500,000	2,599,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	3/1/32	10,880,000	13,527,866

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Griffin Hospital Issue)
(Insured; Radian)	5.00	7/1/23	1,280,000		1,277,530
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (Insured; Radian)	5.25	7/1/32	3,500,000		3,376,835
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000		2,102,584
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School
Issue) (Prerefunded)	5.25	7/1/11	3,000,000	[a]	3,129,690
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School
Issue) (Prerefunded)	5.50	7/1/11	2,150,000	[a]	2,246,535
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/33	5,000,000		5,527,650
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/37	2,000,000		2,089,220
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/33	5,000,000		5,291,700
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	6,750,000		7,049,632

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(The William W. Backus Hospital
Issue) (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/23	2,000,000	2,200,400
Connecticut Health and Educational
Facilities Authority, Revenue (Trinity
College Issue) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	1,000,000	1,076,160
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,305,571
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.50	7/1/22	1,750,000	1,791,160
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,000,000	4,080,680
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,070,000	4,954,303
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/35	5,000,000	5,416,300
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/39	6,500,000	7,024,875
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/40	5,000,000	5,370,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/42	5,000,000	5,307,250

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	2,500,000	2,580,125
Connecticut Higher Education
Supplemental Loan Authority,
Revenue (Family Education Loan
Program) (Insured; AMBAC)	5.63	11/15/11	315,000	319,319
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.50	11/15/20	1,715,000	1,731,790
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.80	11/15/22	3,220,000	3,278,926
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	4.45	5/15/14	1,000,000	1,029,030
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/21	3,190,000	3,310,901
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.05	11/15/21	4,925,000	5,010,055
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.45	11/15/29	5,805,000	5,808,541
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/35	2,475,000	2,459,209
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.15	11/15/36	5,000,000	5,112,750
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.15	5/15/38	5,790,000	5,958,547

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut (continued)
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	6.00	11/15/38	3,785,000	4,143,175
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Insured; AMBAC)	5.10	11/15/33	2,500,000	2,548,100
Connecticut Resources Recovery
Authority, Mid-Connecticut
System Subordinated
Revenue (Prerefunded)	5.50	11/15/10	1,000,000 [a]	1,002,280
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of Southeastern
Connecticut Project)	5.50	11/15/15	1,000,000	999,620
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of Southeastern
Connecticut Project)	5.50	11/15/15	3,250,000	3,254,485
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/14	3,255,000	3,265,579
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000	7,004,060
Fairfield,
GO	5.50	4/1/11	2,030,000	2,075,167
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/37	1,800,000	1,879,290
Greater New Haven Water
Pollution Control Authority,
Regional Wastewater
System Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	11/15/30	5,000,000	5,193,850

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/35	2,000,000		2,051,900
Greenwich Housing Authority,
MFHR (Greenwich
Close Apartments)	6.25	9/1/17	3,715,000		3,774,849
Hamden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/14	5,000		5,809
Meriden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/16	2,090,000		2,490,340
New Britain,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000		5,306,895
New Haven,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	3/1/29	1,000,000		1,078,350
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000		2,155,120
University of Connecticut,
GO	5.00	2/15/25	1,000,000		1,130,560
University of Connecticut,
GO	5.00	2/15/27	1,000,000		1,116,660
University of Connecticut,
GO	5.00	2/15/28	1,000,000		1,110,550
University of Connecticut,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/15/24	1,225,000		1,318,933
University of Connecticut,
Special Obligation
Student Fee Revenue
(Insured; FGIC) (Prerefunded)	5.75	11/15/10	2,500,000	[a]	2,531,125
University of Connecticut,
Special Obligation
Student Fee Revenue
(Insured; FGIC) (Prerefunded)	6.00	11/15/10	2,000,000	[a]	2,025,120

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related—22.7%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000		2,907,600
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	[b]	424,800
Government of Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,048,880
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	795,000		850,570
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.45	5/15/16	1,445,000		1,729,954
Guam Economic Development
Authority, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.00	5/15/11	55,000	[a]	56,359
Guam Power Authority,
Revenue	5.50	10/1/30	1,750,000		1,834,735
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	750,000		771,683
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	6,000,000		6,437,220
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/25	1,500,000		1,546,590
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	2,000,000		2,184,540
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/12	2,600,000		2,769,286
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/16	3,270,000		3,649,058
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/13	8,000,000		8,697,760

TheFund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	4,925,000		5,382,927
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000		5,339,700
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	3,000,000		3,131,610
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Prerefunded)	5.50	7/1/16	5,000,000	[a]	6,109,400
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	3,615,000		3,816,645
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/33	7,750,000		8,085,730
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	5,500,000	[b]	1,148,840
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,500,000		1,580,925
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	4,000,000		4,516,440
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,450,000		3,857,894

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts
Taxes Loan Note)	6.38	10/1/19	5,000,000	5,060,800
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	5,000,000	5,165,750
Total Long-Term Municipal Investments
(cost $367,949,724)				384,165,300

Short-Term Municipal
Investment—1.2%
Connecticut;
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)
(cost $4,800,000)	0.22	11/1/10	4,800,000 [c]	4,800,000

Total Investments (cost $372,749,724)			100.0%	388,965,300
Cash and Receivables (Net)			.0%	18,920
Net Assets			100.0%	388,984,220

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note—rate shown is the interest rate in effect at October 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

TheFund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

18

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	30.5
AA		Aa		AA	23.8
A		A		A	17.5
BBB		Baa		BBB	18.5
BB		Ba		BB	1.9
F1		MIG1/P1		SP1/A1	1.2
Not Rated[d]		Not Rated[d]		Not Rated[d]	6.6
					100.0

† Based on total investments.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

TheFund 19

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	372,749,724	388,965,300
Cash		46,659
Interest receivable		6,101,657
Receivable for shares of Beneficial Interest subscribed		141,454
Prepaid expenses		19,261
		395,274,331
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		289,399
Payable for investment securities purchased		5,703,700
Payable for shares of Beneficial Interest redeemed		228,938
Accrued expenses		68,074
		6,290,111
Net Assets ($)		388,984,220
Composition of Net Assets ($):
Paid-in capital		375,377,591
Accumulated undistributed investment income—net		27,834
Accumulated net realized gain (loss) on investments		(2,636,781)
Accumulated net unrealized appreciation
(depreciation) on investments		16,215,576
Net Assets ($)		388,984,220

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class Z
Net Assets ($)	244,846,404	819,649	19,223,275	8,218,800	115,876,092
Shares Outstanding	20,639,486	69,127	1,623,061	692,926	9,770,123
Net Asset Value
Per Share ($)	11.86	11.86	11.84	11.86	11.86

See notes to financial statements.

20

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	9,155,100
Expenses:
Management fee—Note 3(a)	1,073,363
Shareholder servicing costs—Note 3(c)	447,207
Distribution fees—Note 3(b)	73,282
Professional fees	22,804
Custodian fees—Note 3(c)	22,041
Registration fees	20,051
Trustees’ fees and expenses—Note 3(d)	14,018
Prospectus and shareholders’ reports	12,588
Loan commitment fees—Note 2	1,233
Interest expense—Note 2	146
Miscellaneous	18,150
Total Expenses	1,704,883
Less—reduction in fees due to earnings credits—Note 3(c)	(329)
Net Expenses	1,704,554
Investment Income—Net	7,450,546
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	519,608
Net unrealized appreciation (depreciation) on investments	5,564,663
Net Realized and Unrealized Gain (Loss) on Investments	6,084,271
Net Increase in Net Assets Resulting from Operations	13,534,817

See notes to financial statements.

TheFund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Operations ($):
Investment income—net	7,450,546	15,348,782
Net realized gain (loss) on investments	519,608	296,423
Net unrealized appreciation
(depreciation) on investments	5,564,663	16,479,253
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,534,817	32,124,458
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(4,684,969)	(9,931,039)
Class B Shares	(14,299)	(60,216)
Class C Shares	(283,994)	(557,038)
Class I Shares	(134,770)	(33,864)
Class Z Shares	(2,304,680)	(4,703,838)
Total Dividends	(7,422,712)	(15,285,995)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	6,200,658	20,155,031
Class B Shares	150	1,409
Class C Shares	1,700,428	5,827,682
Class I Shares	3,006,001	5,465,379
Class Z Shares	2,900,582	7,350,576
Dividends reinvested:
Class A Shares	3,141,372	6,724,076
Class B Shares	10,551	45,207
Class C Shares	232,745	454,904
Class I Shares	46,924	10,116
Class Z Shares	1,702,772	3,469,994
Cost of shares redeemed:
Class A Shares	(14,581,532)	(29,852,153)
Class B Shares	(334,808)	(1,829,997)
Class C Shares	(1,467,442)	(3,591,851)
Class I Shares	(377,806)	(68,261)
Class Z Shares	(3,262,253)	(11,527,353)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,081,658)	2,634,759
Total Increase (Decrease) in Net Assets	5,030,447	19,473,222
Net Assets ($):
Beginning of Period	383,953,773	364,480,551
End of Period	388,984,220	383,953,773
Undistributed investment income—net	27,834	—

22

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Capital Share Transactions:
Class Aa
Shares sold	527,073	1,751,910
Shares issued for dividends reinvested	266,106	584,106
Shares redeemed	(1,236,913)	(2,592,921)
Net Increase (Decrease) in Shares Outstanding	(443,734)	(256,905)
Class Ba
Shares sold	13	120
Shares issued for dividends reinvested	894	3,943
Shares redeemed	(28,454)	(160,718)
Net Increase (Decrease) in Shares Outstanding	(27,547)	(156,655)
Class C
Shares sold	144,141	506,687
Shares issued for dividends reinvested	19,746	39,568
Shares redeemed	(124,779)	(312,589)
Net Increase (Decrease) in Shares Outstanding	39,108	233,666
Class I
Shares sold	255,066	470,043
Shares issued for dividends reinvested	3,974	868
Shares redeemed	(32,143)	(5,869)
Net Increase (Decrease) in Shares Outstanding	226,897	465,042
Class Z
Shares sold	245,986	639,262
Shares issued for dividends reinvested	144,269	301,561
Shares redeemed	(276,137)	(1,000,688)
Net Increase (Decrease) in Shares Outstanding	114,118	(59,865)

a During the period ended October 31, 2010, 11,085 Class B shares representing $130,867, were automatically converted to 11,076 Class A shares and during the period ended April 30, 2010, 72,773 Class B shares representing $828,609 were automatically converted to 72,710 Class A shares.

See notes to financial statements.

TheFund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2010			Year Ended April 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.68	11.16	11.55	11.87	11.78	12.11
Investment Operations:
Investment income—net[a]	.23	.47	.47	.48	.49	.51
Net realized and unrealized
gain (loss) on investments	.17	.52	(.39)	(.30)	.09	(.33)
Total from Investment Operations	.40	.99	.08	.18	.58	.18
Distributions:
Dividends from
investment income—net	(.22)	(.47)	(.47)	(.48)	(.49)	(.51)
Dividends from net realized
gain on investments	—	—	—	(.02)	—	—
Total Distributions	(.22)	(.47)	(.47)	(.50)	(.49)	(.51)
Net asset value, end of period	11.86	11.68	11.16	11.55	11.87	11.78
Total Return (%)[b]	3.48[c]	8.98	.86	1.54	5.04	1.52
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90[d]	.90	.93	1.10	1.20	1.13
Ratio of net expenses
to average net assets	.90[d,e]	.90[e]	.93[e]	1.09	1.19	1.13[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	.02	.20	.30	.23
Ratio of net investment income
to average net assets	3.79[d]	4.07	4.29	4.12	4.17	4.29
Portfolio Turnover Rate	8.08[c]	11.42	26.41	44.96	43.87	14.24
Net Assets, end of period
($ x 1,000)	244,846 246,190		238,183	248,300	257,627	259,930

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

24

Six Months Ended
October 31, 2010			Year Ended April 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.67	11.15	11.54	11.86	11.77	12.10
Investment Operations:
Investment income—net[a]	.18	.38	.40	.41	.43	.45
Net realized and unrealized
gain (loss) on investments	.19	.53	(.38)	(.30)	.09	(.33)
Total from Investment Operations	.37	.91	.02	.11	.52	.12
Distributions:
Dividends from
investment income—net	(.18)	(.39)	(.41)	(.41)	(.43)	(.45)
Dividends from net realized
gain on investments	—	—	—	(.02)	—	—
Total Distributions	(.18)	(.39)	(.41)	(.43)	(.43)	(.45)
Net asset value, end of period	11.86	11.67	11.15	11.54	11.86	11.77
Total Return (%)[b]	3.18[c]	8.31	.26	.97	4.50	1.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52[d]	1.54	1.52	1.66	1.72	1.66
Ratio of net expenses
to average net assets	1.52[d,e]	1.54[e]	1.52[e]	1.65	1.71	1.66[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	.02	.20	.30	.23
Ratio of net investment income
to average net assets	3.03[d]	3.47	3.68	3.56	3.66	3.76
Portfolio Turnover Rate	8.08[c]	11.42	26.41	44.96	43.87	14.24
Net Assets, end of period
($ x 1,000)	820	1,128	2,825	7,541	17,314	24,853

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

TheFund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2010			Year Ended April 30,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.66	11.14	11.53	11.85	11.76	12.09
Investment Operations:
Investment income—net[a]	.18	.38	.39	.39	.40	.42
Net realized and unrealized
gain (loss) on investments	.18	.52	(.39)	(.30)	.09	(.33)
Total from Investment Operations	.36	.90	—	.09	.49	.09
Distributions:
Dividends from
investment income—net	(.18)	(.38)	(.39)	(.39)	(.40)	(.42)
Dividends from net realized
gain on investments	—	—	—	(.02)	—	—
Total Distributions	(.18)	(.38)	(.39)	(.41)	(.40)	(.42)
Net asset value, end of period	11.84	11.66	11.14	11.53	11.85	11.76
Total Return (%)[b]	3.09[c]	8.17	.09	.76	4.25	.76
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66[d]	1.66	1.69	1.86	1.96	1.89
Ratio of net expenses
to average net assets	1.66[d,e]	1.66[e]	1.68	1.85	1.95	1.89[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	.02	.20	.30	.23
Ratio of net investment income
to average net assets	3.02[d]	3.30	3.53	3.35	3.41	3.52
Portfolio Turnover Rate	8.08[c]	11.42	26.41	44.96	43.87	14.24
Net Assets, end of period
($ x 1,000)	19,223	18,466	15,045	12,640	11,021	11,429

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

26

	Six Months Ended
	October 31, 2010	Year Ended April 30,
Class I Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	11.68	11.16	10.13
Investment Operations:
Investment income—net[b]	.24	.44	.19
Net realized and unrealized
gain (loss) on investments	.18	.58	1.03
Total from Investment Operations	.42	1.02	1.22
Distributions:
Dividends from investment income—net	(.24)	(.50)	(.19)
Net asset value, end of period	11.86	11.68	11.16
Total Return (%)	3.61[c]	9.27	12.10[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64[d]	.70	.64[d]
Ratio of net expenses to average net assets	.64[d,e]	.65	.63[d]
Ratio of interest and expense related to floating
rate notes issued to average net assets	—	—	.02
Ratio of net investment income
to average net assets	4.02[d]	4.30	4.70[d]
Portfolio Turnover Rate	8.08[c]	11.42	26.41
Net Assets, end of period ($ x 1,000)	8,219	5,441	11

a	From December 15, 2008 (commencement of initial offering) to April 30, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

TheFund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2010		Year Ended April 30,
Class Z Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	11.67	11.16	11.55	11.79
Investment Operations:
Investment income—net[b]	.24	.49	.49	.46
Net realized and unrealized
gain (loss) on investments	.19	.51	(.39)	(.22)
Total from Investment Operations	.43	1.00	.10	.24
Distributions:
Dividends from investment income—net	(.24)	(.49)	(.49)	(.46)
Dividends from net realized
gain on investments	—	—	—	(.02)
Total Distributions	(.24)	(.49)	(.49)	(.48)
Net asset value, end of period	11.86	11.67	11.16	11.55
Total Return (%)	3.69[c]	9.11	1.03	2.04[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[d]	.70	.76	.94[d]
Ratio of net expenses to average net assets	.69[d,e]	.70[e]	.76[e]	.93[d]
Ratio of interest and expense related
to floating rate notes issued
to average net assets	—	—	.02	.20
Ratio of net investment income
to average net assets	4.01[d]	4.27	4.46	4.31[d]
Portfolio Turnover Rate	8.08[c]	11.42	26.41	44.96
Net Assets, end of period ($ x 1,000)	115,876	112,728	108,416	118,444

a As of the close of business on May 30, 2007 (commencement of initial offering) to April 30, 2008.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers six series including the Dreyfus Connecticut Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and Connecticut state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class I and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

TheFund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal

30

and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TheFund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	388,965,300	—	388,965,300

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

32

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

TheFund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $3,117,536 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2010. If not applied, $244,621 of the carryover expires in fiscal 2011, $206,012 expires in fiscal 2012, $74,718 expires in fiscal 2014, $707,094 expires in fiscal 2016, $1,304,906 expires in fiscal 2017 and $580,185 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2010 was as follows: tax exempt income $15,218,456 and ordinary income $67,539.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended October 31, 2010 was approximately $19,000, with a related weighted average annualized interest rate of 1.52%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

34

During the period ended October 31, 2010, the Distributor retained $7,175 from commissions earned on sales of the fund’s Class A shares and $3 and $4,662 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2010, Class B and Class C shares were charged $2,370 and $70,912, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2010, Class A, Class B and Class C shares were charged $310,301, $1,185, and $23,637, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholders accounts, such as answering shareholder

TheFund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2010, Class Z shares were charged $21,323 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2010, the fund was charged $44,979 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2010, the fund was charged $4,713 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $329.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2010, the fund was charged $22,041 pursuant to the custody agreement.

During the period ended October 31, 2010, the fund was charged $2,793 for services performed by the Chief Compliance Officer.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $182,163, Rule 12b-1 distribution plan fees $12,631, shareholder services plan fees $56,517, custodian fees $14,240, chief compliance officer fees $2,248 and transfer agency per account fees $21,600.

36

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2010, amounted to $37,213,493 and $30,468,340, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements.The fund held no derivatives during the period ended October 31, 2010.

At October 31, 2010, accumulated net unrealized appreciation on investments was $16,215,576, consisting of $18,959,932 gross unrealized appreciation and $2,744,356 gross unrealized depreciation.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

TheFund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 20, 2010, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure. The Board also considered portfolio management’s brokerage policies and practices and the standards applied in seeking best execution.

38

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio.The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted that the fund’s yield performance for the past ten one-year periods ended May 31 (2001-2010) was above or equal to the Performance Group median for each reported time period and above the Performance Universe median for each reported time period.The Board members also noted that the fund’s total return performance for various periods ended May 31, 2010 was below the Performance Group median for each reported time period, but above the Performance Universe median for each reported time period except the one-year period ended May 31, 2010 when it was below the median. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, and the Board members noted that the fund outperformed its Lipper category average in nine of the past ten calendar years.

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s contractual management fee was above the Expense Group median and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

TheFund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager informed the Board members that there were no similarly managed funds, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

40

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.

  The Board was generally satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

TheFund 41

Dreyfus State
Municipal Bond Funds,
Dreyfus Maryland Fund

SEMIANNUAL REPORT October 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
23	Notes to Financial Statements
31	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Maryland Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund, covering the six month period from May 1, 2010, through October 31, 2010.

Although a double-dip recession has recently become an increasingly unlikely scenario in our analysis, persistent uncertainty regarding the breadth and strength of the U.S. economic recovery has led to bouts of heightened volatility in some of the riskier sectors of the U.S. bond market during the past year. Municipal bonds, however, have fared relatively well due in part to the Build America Bonds program, which has helped provide favorable supply-and-demand dynamics, and from investors seeking higher-income and tax-sensitive alternatives to comparable-credit taxable fixed income securities.

Uncertainty will probably remain in the broader financial markets until we see more robust economic growth, but the favorable influences underlying the municipal bond market’s advance could persist for some time to come.A declining supply of newly issued tax-exempt securities, potentially rising income tax rates for top earners and low yields among comparable taxable bonds could continue to support municipal bond prices, especially if today’s economic concerns prove to be overstated. With that, we strongly suggest that you meet with your financial advisor to discuss the potential opportunities and tax-related challenges we may now face, as well as to evaluate your portfolio to help meet your individual investment needs and your future goals relative to your risk-tolerance level.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2010, through October 31, 2010, as provided by Jeffrey B. Burger, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2010, the Class A, Class B and Class C shares of Dreyfus Maryland Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 3.95%, 3.56% and 3.55%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Maryland, achieved a total return of 3.95% for the same period.2

Despite heightened economic concerns during the reporting period, municipal bonds continued to rally amid favorable supply-and-demand dynamics.The fund’s Class A shares produced returns that were in line with its benchmark, as Maryland bonds generally kept pace with national averages.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Maryland state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Maryland state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as escrowed, general obligation and revenue, based on their apparent relative values.

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Supply-and-Demand Factors Supported Municipal Bonds

The U.S. economy continued to rebound from the 2007-2009 Great Recession and financial crisis, but the pace of expansion slowed during the reporting period compared to earlier in 2010. In addition, investors responded cautiously over the spring and summer to new global developments, including a sovereign debt crisis in Europe. For its part, Maryland continued to struggle in the aftermath of the downturn, but it has fared better than many other states in part due to a relatively better employment market attributable to high levels of Federal employment. Still, in light of high national unemployment, the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a historically low range between 0.00% and 0.25%. In addition, the Fed announced its intention to stimulate credit markets with a new round of quantitative easing of monetary policy through massive purchases of U.S. Treasury securities.

Municipal bonds proved relatively insensitive to these economic concerns, advancing amid favorable supply-and-demand dynamics as the federally subsidized Build America Bonds program continued to shift a substantial portion of new issuance to the taxable bond market. At the same time, demand for municipal bonds intensified as investors sought alternatives to low yields from money market funds. Late in the reporting period, longer-term municipal bonds rallied in anticipation of the Fed’s quantitative easing program.

Revenue Bonds Supported Fund Returns

In this favorable market environment, the fund received particularly positive contributions to relative performance from its core holdings, which were purchased with higher yields than are available in today’s marketplace. In addition, the fund benefited from its emphasis on bonds backed by revenues from hospitals, municipal utilities and industrial business development programs. Conversely, the fund held relatively light exposure to bonds from local governments backed by general tax receipts, which lagged market averages.

Although our credit selection process drives our investment approach, interest-rate considerations prompted us to emphasize bonds with

4

maturities in the seven- to 10-year range, which proved to be one of the better-performing segments of the market’s maturity spectrum.

The fund encountered relatively few disappointments during the reporting period, but its returns were dampened to a mild degree by cash awaiting investment in municipal bonds. Because of the scarcity of newly issued bonds meeting our investment criteria in Maryland, it took some time to put cash to work.

Supply-and-Demand Factors May Remain Favorable

While we expect the U.S. economic recovery to persist, we are aware that municipal bonds already have rallied strongly since the recession and financial crisis, suggesting that the bulk of their gains for the current cycle are behind us. We have maintained our focus on higher-quality revenue bonds.

We remain optimistic over the longer term.We anticipate a more ample supply of newly issued tax-exempt bonds when the Build America Bonds program either ends or is renewed with lower federal subsidies at the end of this year. In the meantime, demand for municipal bonds seems likely to stay robust as investors grow increasingly concerned regarding potential income tax increases.

November 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns.
Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-
Maryland residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund from May 1, 2010 to October 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2010

	Class A	Class B	Class C
Expenses paid per $1,000†	$ 4.78	$ 7.90	$ 8.77
Ending value (after expenses)	$1,039.50	$1,035.60	$1,035.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2010

	Class A	Class B	Class C
Expenses paid per $1,000†	$ 4.74	$ 7.83	$ 8.69
Ending value (after expenses)	$1,020.52	$1,017.44	$1,016.59

† Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.54% for Class B and 1.71%
for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

October 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—96.7%	Rate (%)	Date	Amount ($)	Value ($)
Maryland—81.6%
Anne Arundel County,
EDR (Anne Arundel Community
College Project)	5.00	9/1/17	2,255,000	2,376,048
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	630,000	696,509
Baltimore,
Subordinate Project Revenue
(Water Projects)	5.75	7/1/39	750,000	839,790
Frederick County,
Educational Facilities Revenue
(Mount Saint Mary’s University)	4.50	9/1/25	3,000,000	2,653,530
Gaithersburg,
Hospital Facilities
Improvement Revenue (Shady
Grove Adventist Hospital)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	9/1/12	2,750,000	2,953,170
Harford County,
MFHR (Affinity Old Post
Apartments Projects)
(Collateralized; GNMA)	5.00	11/20/25	1,460,000	1,500,632
Howard County,
COP	8.15	2/15/20	605,000	870,377
Howard County,
GO (Metropolitan District
Project)	5.25	8/15/19	1,545,000	1,627,797
Hyattsville,
Special Obligation Revenue
(University Town
Center Project)	5.75	7/1/34	3,000,000	2,847,510
Maryland,
GO (State and Local Facilities
Loan) (Prerefunded)	5.00	8/1/13	5,000,000 [a]	5,600,600
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,050,000	1,051,039

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue
(Collateralized; GNMA)	5.05	7/1/47	2,550,000	2,528,758
Maryland Community
Development Administration,
Department of Housing and
Community Development,
Residential Revenue	5.38	9/1/22	1,160,000	1,161,021
Maryland Community
Development Administration,
Department of Housing and
Community Development,
Residential Revenue	4.80	9/1/32	3,000,000	3,014,460
Maryland Community
Development Administration,
Department of Housing and
Community Development,
Residential Revenue	4.95	9/1/38	1,245,000	1,264,659
Maryland Community
Development Administration,
Department of Housing and
Community Development,
Residential Revenue	4.85	9/1/47	4,175,000	4,193,078
Maryland Economic Development
Corporation, EDR
(Terminal Project)	5.75	6/1/35	2,000,000	2,089,800
Maryland Economic Development
Corporation, EDR
(Transportation
Facilities Project)	5.75	6/1/35	1,000,000	1,044,900
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.50	6/1/16	3,120,000	3,349,913
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.50	6/1/18	2,535,000	2,677,442

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.38	6/1/19	9,530,000	9,979,625
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/16	2,940,000	3,157,589
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000	2,948,725
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore Facility)	5.75	9/1/25	2,000,000	2,049,660
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (Towson
University Project)	5.00	7/1/39	695,000	647,942
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Projects)	5.75	6/1/33	1,000,000	1,028,770
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt)
(Insured; ACA)	5.88	7/1/21	1,750,000	1,675,642
Maryland Economic Development
Corporation, Student Housing
Revenue (University Village at
Sheppard Pratt) (Insured; ACA)	6.00	7/1/33	1,750,000	1,585,395
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	5.00	7/1/32	1,000,000	1,034,790
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/39	2,500,000	2,870,975

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/26	1,630,000	1,686,789
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	3,350,000	3,395,995
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	5/15/40	4,945,000	5,217,519
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/22	4,560,000	5,435,930
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Prerefunded)	6.00	7/1/12	1,000,000 [a]	1,090,670
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000	3,202,639
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000	214,985
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	3,540,000	1,522,094
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000	2,540,850

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	630,000		567,000
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel High
School Facility)	6.00	5/1/35	1,600,000		1,597,952
Montgomery County,
Consolidated Public
Improvement GO	5.25	10/1/15	2,000,000		2,106,520
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.38	7/1/20	500,000		508,275
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	2,975,000		2,989,340
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	34,670,000	[b]	12,961,033
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	3,060,000	[b]	825,772
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	1,940,000		1,969,313
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource
Recovery Facility)
(Insured; AMBAC)	5.25	3/15/13	1,400,000		1,419,950
Northeast Waste Disposal
Authority, RRR (Hartford
County Resource Recovery
Facility) (Insured; AMBAC)	5.25	3/15/14	1,220,000		1,235,689
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System)
(Insured; AMBAC)	5.50	4/1/15	7,000,000		7,568,260

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid
Waste Disposal System)
(Insured; AMBAC)	5.50	4/1/16	8,000,000	8,649,440
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	4,000,000	3,683,120
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000	1,929,095
Washington Suburban
Sanitary District, General
Construction Revenue	5.00	6/1/15	2,500,000	2,591,325
U.S. Related—15.1%
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000	1,048,420
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000	1,027,090
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	1,000,000	1,068,900
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,000,000	2,103,240
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/26	2,000,000	2,077,860
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/28	1,830,000	1,854,742
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	1,000,000	1,092,270
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.13	7/1/30	100,000	102,067
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,500,000	3,685,290
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,500,000	1,565,805

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,110,000	1,208,701
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	1,271,513
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,580,000	1,783,994
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,500,000	2,795,575
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,500,000	1,731,435
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan Note)	5.00	10/1/25	2,500,000	2,582,875

Total Investments (cost $168,684,046)			96.7%	173,229,478

Cash and Receivables (Net)			3.3%	5,835,890

Net Assets			100.0%	179,065,368

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	33.4
AA		Aa		AA	26.7
A		A		A	19.9
BBB		Baa		BBB	10.3
BB		Ba		BB	1.8
Not Rated[c]		Not Rated[c]		Not Rated[c]	7.9
					100.0

† Based on total investments.
c Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

TheFund 15

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	168,684,046	173,229,478
Cash		4,071,336
Interest receivable		2,377,263
Receivable for shares of Beneficial Interest subscribed		164,543
Prepaid expenses		14,048
		179,856,668
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		146,057
Payable for shares of Beneficial Interest redeemed		598,909
Accrued expenses		46,334
		791,300
Net Assets ($)		179,065,368
Composition of Net Assets ($):
Paid-in capital		183,858,838
Accumulated undistributed investment income—net		15,751
Accumulated net realized gain (loss) on investments		(9,354,653)
Accumulated net unrealized appreciation
(depreciation) on investments		4,545,432
Net Assets ($)		179,065,368

Net Asset Value Per Share
	Class A	Class B	Class C
Net Assets ($)	173,839,122	1,071,923	4,154,323
Shares Outstanding	14,249,741	87,898	340,323
Net Asset Value Per Share ($)	12.20	12.20	12.21

See notes to financial statements.

16

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	4,513,754
Expenses:
Management fee—Note 3(a)	492,110
Shareholder servicing costs—Note 3(c)	271,400
Professional fees	18,148
Distribution fees—Note 3(b)	17,951
Registration fees	12,663
Custodian fees—Note 3(c)	10,979
Prospectus and shareholders’ reports	10,353
Trustees’ fees and expenses—Note 3(d)	5,101
Loan commitment fees—Note 2	412
Miscellaneous	13,733
Total Expenses	852,850
Less—reduction in fees due to earnings credits—Note 3(c)	(153)
Net Expenses	852,697
Investment Income—Net	3,661,057
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	752,072
Net unrealized appreciation (depreciation) on investments	2,401,941
Net Realized and Unrealized Gain (Loss) on Investments	3,154,013
Net Increase in Net Assets Resulting from Operations	6,815,070
See notes to financial statements.

TheFund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Operations ($):
Investment income—net	3,661,057	7,457,744
Net realized gain (loss) on investments	752,072	(590,425)
Net unrealized appreciation
(depreciation) on investments	2,401,941	10,871,700
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,815,070	17,739,019
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(3,557,860)	(7,217,817)
Class B Shares	(22,303)	(74,955)
Class C Shares	(65,143)	(130,902)
Total Dividends	(3,645,306)	(7,423,674)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	4,818,804	12,844,544
Class B Shares	1,150	222,959
Class C Shares	607,915	689,207
Dividends reinvested:
Class A Shares	2,791,950	5,558,143
Class B Shares	16,633	51,371
Class C Shares	41,753	82,148
Cost of shares redeemed:
Class A Shares	(7,460,882)	(20,064,449)
Class B Shares	(461,759)	(2,552,230)
Class C Shares	(220,950)	(1,034,521)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	134,614	(4,202,828)
Total Increase (Decrease) in Net Assets	3,304,378	6,112,517
Net Assets ($):
Beginning of Period	175,760,990	169,648,473
End of Period	179,065,368	175,760,990
Undistributed investment income—net	15,751	—

18

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Capital Share Transactions:
Class Aa
Shares sold	396,889	1,095,293
Shares issued for dividends reinvested	229,919	472,376
Shares redeemed	(615,278)	(1,705,994)
Net Increase (Decrease) in Shares Outstanding	11,530	(138,325)
Class Ba
Shares sold	95	19,377
Shares issued for dividends reinvested	1,371	4,385
Shares redeemed	(38,134)	(221,536)
Net Increase (Decrease) in Shares Outstanding	(36,668)	(197,774)
Class C
Shares sold	50,181	58,403
Shares issued for dividends reinvested	3,436	6,985
Shares redeemed	(18,282)	(87,708)
Net Increase (Decrease) in Shares Outstanding	35,335	(22,320)

a During the period ended October 31, 2010, 15,684 Class B shares representing $190,917 were automatically converted to 15,683 Class A shares and during the period ended April 30, 2010, 125,168 Class B shares representing $1,431,317 were automatically converted to 125,172 Class A shares.

See notes to financial statements.

TheFund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2010			Year Ended April 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.98	11.29	11.83	12.24	12.12	12.36
Investment Operations:
Investment income—net[a]	.25	.51	.51	.49	.48	.48
Net realized and unrealized gain
(loss) on investments	.22	.68	(.54)	(.41)	.12	(.24)
Total from Investment Operations	.47	1.19	(.03)	.08	.60	.24
Distributions:
Dividends from
investment income—net	(.25)	(.50)	(.51)	(.49)	(.48)	(.48)
Dividends from net realized
gain on investments	—	—	—	—	—	(.00)[b]
Total Distributions	(.25)	(.50)	(.51)	(.49)	(.48)	(.48)
Net asset value, end of period	12.20	11.98	11.29	11.83	12.24	12.12
Total Return (%)[c]	3.95[d]	10.74	(.13)	.67	5.04	1.96
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93[e]	.94	.95	.93	.91	.91
Ratio of net expenses
to average net assets	.93[e,f]	.94[f]	.94	.92	.91[f]	.91[f]
Ratio of net investment income
to average net assets	4.11[e]	4.31	4.54	4.07	3.94	3.87
Portfolio Turnover Rate	8.59[d]	9.96	14.86	17.25	5.67	14.38
Net Assets, end of period
($ x 1,000)	173,839	170,612	162,311	178,268	186,327	192,953

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

20

Six Months Ended
October 31, 2010			Year Ended April 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.98	11.29	11.84	12.24	12.12	12.36
Investment Operations:
Investment income—net[a]	.21	.41	.44	.41	.42	.41
Net realized and unrealized gain
(loss) on investments	.22	.71	(.54)	(.38)	.12	(.24)
Total from Investment Operations	.43	1.12	(.10)	.03	.54	.17
Distributions:
Dividends from
investment income—net	(.21)	(.43)	(.45)	(.43)	(.42)	(.41)
Dividends from net realized gain
on investments	—	—	—	—	—	(.00)[b]
Total Distributions	(.21)	(.43)	(.45)	(.43)	(.42)	(.41)
Net asset value, end of period	12.20	11.98	11.29	11.84	12.24	12.12
Total Return (%)[c]	3.56[d]	10.06	(.76)	.22	4.51	1.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.54[e]	1.55	1.50	1.46	1.41	1.42
Ratio of net expenses
to average net assets	1.54[e,f]	1.55[f]	1.50[f]	1.45	1.41[f]	1.42[f]
Ratio of net investment income
to average net assets	3.53[e]	3.73	3.94	3.53	3.43	3.35
Portfolio Turnover Rate	8.59[d]	9.96	14.86	17.25	5.67	14.38
Net Assets, end of period
($ x 1,000)	1,072	1,492	3,640	10,266	21,524	29,140

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

TheFund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2010			Year Ended April 30,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.99	11.30	11.84	12.25	12.12	12.37
Investment Operations:
Investment income—net[a]	.20	.41	.42	.39	.39	.38
Net realized and unrealized gain
(loss) on investments	.22	.69	(.54)	(.41)	.13	(.25)
Total from Investment Operations	.42	1.10	(.12)	(.02)	.52	.13
Distributions:
Dividends from
investment income—net	(.20)	(.41)	(.42)	(.39)	(.39)	(.38)
Dividends from net realized gain
on investments	—	—	—	—	—	(.00)[b]
Total Distributions	(.20)	(.41)	(.42)	(.39)	(.39)	(.38)
Net asset value, end of period	12.21	11.99	11.30	11.84	12.25	12.12
Total Return (%)[c]	3.55[d]	9.88	(.90)	(.12)	4.33	1.09
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71[e]	1.72	1.73	1.72	1.67	1.69
Ratio of net expenses
to average net assets	1.71[e,f]	1.72[f]	1.73[f]	1.71	1.67[f]	1.69[f]
Ratio of net investment income
to average net assets	3.32[e]	3.52	3.76	3.28	3.18	3.10
Portfolio Turnover Rate	8.59[d]	9.96	14.86	17.25	5.67	14.38
Net Assets, end of period
($ x 1,000)	4,154	3,657	3,698	3,713	4,025	4,702

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers six series, including the Dreyfus Maryland Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Maryland state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

TheFund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the

24

exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	173,229,478	—	173,229,478

TheFund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally

26

declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $10,155,490 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2010. If not applied, $60,748 of the carryover expires in fiscal 2011, $1,838,009 expires in fiscal 2012, $6,917,527 expires in fiscal 2013, $625,584 expires in fiscal 2017 and $713,622 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2010 was as follows: tax exempt income $7,423,674. The tax character of current year distributions will be determined at the end of the current fiscal year.

TheFund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2010, the Distributor retained $4,243 from commissions earned on sales of the fund’s Class A shares and $701 and $25 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2010, Class B and Class C shares were charged $3,175 and $14,776, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder

28

accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2010, Class A, Class B and Class C shares were charged $217,173, $1,588 and $4,925, respectively, pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2010, the fund was charged $23,113 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2010, the fund was charged $2,193 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $153.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2010, the fund was charged $10,979 pursuant to the custody agreement.

TheFund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended October 31, 2010, the fund was charged $2,793 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $83,928, Rule 12b-1 distribution plan fees $3,120, shareholder services plan fees $38,149, custodian fees $8,647, chief compliance officer fees $2,248 and transfer agent per account fees $9,965.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2010, amounted to $14,926,144 and $17,337,112, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended October 31, 2010.

At October 31, 2010, accumulated net unrealized appreciation on investments was $4,545,432, consisting of $8,448,482 gross unrealized appreciation and $3,903,050 gross unrealized depreciation.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

30

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 20, 2010, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund by the Manager pursuant to the Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

TheFund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio.The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s total return performance for various periods ended May 31, 2010 was below the Performance Group median for each reported time period and above the Performance Universe median for each reported time period except the ten-year period ended May 31, 2010, when it was below the median. The Board members also noted that the fund’s yield performance for the past ten one-year periods ended May 31 (2001-2010) was variously above and below the Performance Group median for each reported time period and was above the Performance Universe median for each reported time period. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, and the Board members noted that the fund outperformed its Lipper category average in seven of the past ten calendar years. The Board members discussed with representatives of the Manager the reasons for the fund’s underper-formance compared to the Performance Group medians for the applicable periods, and the Manager’s efforts to improve performance. The Board members also received a presentation from one of the fund’s portfolio managers during which he discussed the fund’s investment strategy and the factors that affected the fund’s performance.

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.

32

The Board noted that the fund’s contractual management fee was above the Expense Group median and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds in the same Lipper category, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund com-plex.The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund share-holders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, includ-

TheFund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

ing the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.

  The Board was satisfied with management’s efforts to improve the fund’s performance as discussed at the meeting, and determined to closely monitor the performance of the fund.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the factors discussed above.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

34

NOTES

Dreyfus State
Municipal Bond Funds,
Dreyfus Massachusetts Fund

SEMIANNUAL REPORT October 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
24	Financial Highlights
28	Notes to Financial Statements
37	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Massachusetts Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund, covering the six-month period from May 1, 2010, through October 31, 2010.

Although a double-dip recession has recently become an increasingly unlikely scenario in our analysis, persistent uncertainty regarding the breadth and strength of the U.S. economic recovery has led to bouts of heightened volatility in some of the riskier sectors of the U.S. bond market during the past year. Municipal bonds, however, have fared relatively well due in part to the Build America Bonds program which has helped provide favorable supply-and-demand dynamics, and from investors seeking higher-income and tax-sensitive alternatives to comparable-credit taxable fixed income securities.

Uncertainty will probably remain in the broader financial markets until we see more robust economic growth, but the favorable influences underlying the municipal bond market’s advance could persist for some time to come.A declining supply of newly issued tax-exempt securities, potentially rising income tax rates for top earners and low yields among comparable taxable bonds could continue to support municipal bond prices, especially if today’s economic concerns prove to be overstated. With that, we strongly suggest that you meet with your financial advisor to discuss the potential opportunities and tax-related challenges we may now face, as well as to evaluate your portfolio to help meet your individual investment needs and your future goals relative to your risk-tolerance level.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2010, through October 31, 2010, as provided by James Welch, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2010, the Class A, Class B, Class C and Class Z shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 3.77%, 3.34%, 3.37% and 3.87%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Massachusetts, achieved a total return of 3.95% for the same period.2

Despite heightened economic concerns during the reporting period stemming from high levels of unemployment and other factors, municipal bonds continued to rally amid favorable supply-and-demand dynamics, driving prices broadly higher. The fund’s Class Z shares produced returns that were roughly in line with its benchmark, as Massachusetts bonds generally kept pace with national averages.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Massachusetts state income taxes, without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts state income taxes. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

among the market’s various sectors, such as pre-refunded, general obligation and revenue sectors, based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

Supply-and-Demand Factors Supported Municipal Bonds

The U.S. economy continued to rebound from the recession and financial crisis, but the pace of expansion slowed during the reporting period compared to earlier in 2010. In addition, investors responded cautiously over the spring and summer to new global developments, including a sovereign debt crisis in Europe. For its part, Massachusetts continued to struggle in the aftermath of the downturn, but it has begun to see evidence of economic improvement, including higher tax revenues. Still, in light of high national unemployment, sluggish housing markets and other headwinds, the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a historically low range between 0% and 0.25%. In addition, the Fed announced its intention to stimulate credit markets with a new round of quantitative easing of monetary policy.

Municipal bonds proved relatively insensitive to these economic concerns during the reporting period, advancing amid favorable supply-and-demand dynamics as the federally subsidized Build America Bonds program continued to shift a substantial portion of new issuance to the taxable bond market. At the same time, demand for municipal bonds intensified as investors sought alternatives to low yields from money market funds. Late in the reporting period, longer-term municipal bonds rallied as investors anticipated the Fed’s quantitative easing program, which was widely expected to drive longer-term interest rates lower.

Revenue Bonds Supported Fund Returns

In this generally favorable market environment, the fund received particularly positive contributions to relative performance from bonds backed by revenues from hospitals, universities and facilities supported by special taxes. Conversely, the fund held relatively light exposure to bonds backed by general tax receipts, which lagged market averages. The fund also benefited from underweighted exposure to traditionally defensive escrowed bonds, which lagged market averages during the reporting period. Escrowed bonds are municipal securities for which the funds for early redemption have been set aside in escrow.

4

Although our credit selection process drives our investment approach, it is worth noting that interest-rate considerations prompted us to emphasize bonds with maturities in the 20-year range. In our judgment, the negligible yield advantage provided by longer-term bonds did not provide sufficient compensation for their incremental risks.

Supply-and-Demand Factors May Remain Favorable

While we expect the U.S. economic recovery to persist, we are aware that municipal bonds already have rallied strongly since the recession and financial crisis, suggesting that the bulk of their gains for the current cycle are behind us. We have maintained our focus on higher-quality revenue bonds, including those in the secondary market.

We remain optimistic over the longer term.We anticipate a more ample supply of newly issued tax-exempt bonds when the BuildAmerica Bonds program either ends or is possibly renewed with lower federal subsidies at the end of this year. In the meantime, demand for municipal bonds seems likely to stay robust as investors grow increasingly concerned regarding potential income tax increases.

November 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non- Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2

SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.

Index returns do not reflect fees and expenses associated with operating a mutual fund.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from May 1, 2010 to October 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2010

	Class A	Class B	Class C	Class Z
Expenses paid per $1,000†	$ 4.73	$ 7.74	$ 8.51	$ 3.65
Ending value (after expenses)	$1,037.70	$1,033.40	$1,033.70	$1,038.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2010

	Class A	Class B	Class C	Class Z
Expenses paid per $1,000†	$ 4.69	$ 7.68	$ 8.44	$ 3.62
Ending value (after expenses)	$1,020.57	$1,017.59	$1,016.84	$1,021.63

† Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.51% for Class B, 1.66% for
Class C and .71% for Class Z; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

October 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.4%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts—84.2%
Boston,
Convention Center Loan,
Special Obligation Bonds
(Insured; AMBAC)	5.00	5/1/16	1,750,000	1,850,817
Boston Housing Authority,
Capital Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	1,900,000	1,981,852
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor Electric
Energy Company Project)	7.38	5/15/15	1,135,000	1,139,869
Boston Water and Sewer
Commission, Revenue	5.00	11/1/20	2,000,000	2,243,800
Holliston,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	4/1/12	1,655,000 [a]	1,785,546
Holyoke,
Gas and Electric Department
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	12/1/15	1,245,000	1,317,820
Hopkinton,
GO	5.00	9/1/17	1,735,000	1,816,285
Hopkinton,
GO	5.00	9/1/18	1,735,000	1,810,698
Hopkinton,
GO	5.00	9/1/19	1,735,000	1,810,698
Hopkinton,
GO	5.00	9/1/20	1,735,000	1,810,698
Marblehead,
GO	5.00	8/15/23	1,835,000	1,969,028
Marblehead,
GO	5.00	8/15/24	1,925,000	2,060,308
Massachusetts,
GO	5.25	8/1/22	2,650,000	3,218,107
Massachusetts,
GO	0.86	11/1/25	5,000,000 [b]	4,224,350

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts,
GO (Insured; Assured
Guaranty Municipal Corp.)	5.25	9/1/23	1,000,000		1,211,460
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,413,040
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/21	2,400,000		2,714,760
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/34	2,500,000		2,733,075
Massachusetts Bay Transportation
Authority, GO (General
Transportation Systems)	6.20	3/1/16	2,055,000		2,365,367
Massachusetts Bay Transportation
Authority, GO (General
Transportation Systems)	7.00	3/1/21	1,000,000		1,242,130
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.00	7/1/21	1,000,000		1,193,050
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		3,690,540
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/28	1,540,000	[c]	1,693,384
Massachusetts College Building
Authority, Project Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	5/1/26	5,385,000	[d]	3,059,326
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,326,720
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,000,000	[c]	1,061,460
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured; Radian)	6.00	3/1/30	1,905,000	[c]	1,919,040

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/26	1,250,000	[c]	1,349,800
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/29	1,475,000	[c]	1,562,010
Massachusetts Development Finance
Agency, Revenue (Landmark
School Issue) (Insured; Radian)	5.25	6/1/29	1,100,000	[c]	996,820
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/30	2,000,000	[c]	2,170,580
Massachusetts Development Finance
Agency, Revenue (Mount Holyoke
College Issue)	5.25	7/1/31	4,000,000	[c]	4,033,280
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.00	7/1/30	1,000,000	[c]	994,970
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000	[c]	2,512,850
Massachusetts Development Finance
Agency, RRR (SEMASS System)
(Insured; National Public
Finance Guarantee Corp.)	5.63	1/1/14	2,000,000		2,068,540
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000		1,977,220
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.00	1/1/13	1,440,000	[c]	1,443,024
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/27	10,000,000	[c]	9,794,200
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.50	7/1/17	1,175,000		1,226,348

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/22	4,030,000		4,148,361
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group
Issue) (Prerefunded)	6.00	1/1/12	1,070,000	[a]	1,150,978
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group
Issue) (Prerefunded)	6.50	1/1/12	310,000	[a]	335,271
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
Colleges Program Issue)
(Insured; AMBAC)	5.25	10/1/26	2,845,000	[c]	2,845,370
Massachusetts Health and
Educational Facilities Authority,
Revenue (Dana-Farber Cancer
Institute Issue)	5.25	12/1/27	1,000,000		1,090,310
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Harvard University Issue)	5.00	12/15/24	2,350,000	[c]	2,732,157
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Harvard University
Issue) (Prerefunded)	5.00	7/15/12	1,500,000	[a]	1,617,720
Massachusetts Health and
Educational Facilities Authority,
Revenue (Massachusetts Eye
and Ear Infirmary Issue)	5.00	7/1/20	1,000,000		1,019,140

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities Authority,
Revenue (Massachusetts Eye
and Ear Infirmary Issue)	5.38	7/1/35	1,000,000		992,490
Massachusetts Health and
Educational Facilities Authority,
Revenue (Massachusetts
Institute of Technology Issue)	5.25	7/1/33	4,000,000	[c]	4,921,120
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Milford-Whitinsville Regional
Hospital Issue) (Prerefunded)	6.50	7/15/12	2,250,000	[a]	2,499,008
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/16	1,520,000		1,578,064
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/17	45,000		46,688
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	2,000,000		2,167,840
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	60,000		61,246
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	4,950,000		5,008,163
Massachusetts Health and
Educational Facilities Authority,
Revenue (Partners HealthCare
System Issue) (Insured; National
Public Finance Guarantee Corp.)	5.13	7/1/11	1,000,000		1,003,840

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities Authority,
Revenue (Springfield College
Issue) (Insured; Radian)	5.13	10/15/23	1,100,000	[c]	1,111,946
Massachusetts Health and
Educational Facilities Authority,
Revenue (Suffolk University Issue)	6.00	7/1/24	1,000,000	[c]	1,112,720
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Tufts University Issue)	5.50	8/15/18	1,625,000	[c]	1,996,410
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Tufts University Issue)	5.38	8/15/38	3,000,000	[c]	3,300,060
Massachusetts Health and
Educational Facilities
Authority, Revenue
(UMass Memorial Issue)	5.25	7/1/25	1,895,000	[c]	1,943,720
Massachusetts Health and
Educational Facilities
Authority, Revenue
(UMass Memorial Issue)	5.00	7/1/33	1,070,000	[c]	1,061,322
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Wheaton College Issue)	5.00	1/1/30	2,405,000	[c]	2,529,483
Massachusetts Health and
Educational Facilities Authority,
Revenue (Winchester
Hospital Issue)	5.25	7/1/38	1,000,000		1,003,690
Massachusetts Housing Finance
Agency, Housing Development
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.40	6/1/20	345,000		345,362
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,160,000		1,183,212
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,200,000		1,219,272

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000	2,031,020
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	1,295,000	1,324,798
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	1,350,000	1,356,737
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	6/1/37	1,695,000	1,699,254
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000	2,148,957
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	2,000,000	2,041,240
Massachusetts Housing Finance
Agency, Rental Housing
Mortgage Revenue
(Insured; AMBAC)	5.70	7/1/20	1,195,000	1,197,055
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	1,315,000	1,306,531
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue (Massachusetts-American
Hingham Project)	6.95	12/1/35	2,790,000	2,790,781
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear Project
Number 4 Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/14	2,000,000	2,087,500
Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000	6,051,353
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.38	8/1/27	3,065,000	3,075,697
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds	5.00	8/1/27	1,535,000	1,728,840
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,500,000	1,712,415

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/26	2,000,000	2,222,180
Medford,
GO (Insured; AMBAC)	5.00	3/15/19	1,155,000	1,180,676
Pittsfield,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.13	4/15/12	1,500,000 [a]	1,618,275
Sandwich,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/15/19	1,000,000	1,143,950
Triton Regional School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	4/1/19	1,420,000	1,460,541
Triton Regional School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	4/1/20	1,420,000	1,460,541
U.S. Related—14.2%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,825,000	1,830,165
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000	1,206,654
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000 [d]	177,000
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000	1,048,420
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	2,000,000	2,145,740
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/25	1,500,000	1,546,590
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	1,087,550

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; XLCA)	5.25	7/1/17	1,460,000	1,600,773
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,500,000	2,671,875
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000	1,043,870
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,000,000	1,088,920
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	6,840,000 [d]	1,428,739
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,225,000	1,360,363
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue	5.75	7/1/22	1,900,000	2,089,183
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities
Revenue (Insured; AMBAC)	6.25	7/1/15	1,100,000	1,350,800
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	1,053,950
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,500,000	2,822,775
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000	2,236,460
Virgin Islands Public Finance
Authority, Revenue
(Virgin Islands Matching
Fund Loan Note)	5.00	10/1/25	2,500,000	2,582,875
Total Long-Term Municipal Investments
(cost $202,105,459)				209,828,876

TheFund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—.4%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts Development
Finance Agency, Revenue
(Boston University Issue)
(LOC; Bank of America)
(cost $800,000)	0.26	11/1/10	800,000 [c,e]	800,000

Total Investments (cost $202,905,459)			98.8%	210,628,876
Cash and Receivables (Net)			1.2%	2,585,379
Net Assets			100.0%	213,214,255

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security—interest rate subject to periodic change.
c At October 31, 2010, the fund had $53,885,726 or 25.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate demand note—rate shown is the interest rate in effect at October 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

16

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

TheFund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	29.0
AA		Aa		AA	34.0
A		A		A	21.5
BBB		Baa		BBB	10.5
F1		MIG1/P1		SPI/A1	.4
Not Rated[f]		Not Rated[f]		Not Rated[f]	4.6
					100.0

† Based on total investments.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	202,905,459	210,628,876
Interest receivable		2,938,057
Receivable for shares of Beneficial Interest subscribed		15,679
Prepaid expenses		18,672
		213,601,284
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		137,341
Cash overdraft due to Custodian		154,093
Payable for shares of Beneficial Interest redeemed		46,213
Accrued expenses		49,382
		387,029
Net Assets ($)		213,214,255
Composition of Net Assets ($):
Paid-in capital		204,246,506
Accumulated undistributed investment income—net		15,193
Accumulated net realized gain (loss) on investments		1,229,139
Accumulated net unrealized appreciation
(depreciation) on investments		7,723,417
Net Assets ($)		213,214,255

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z
Net Assets ($)	40,527,783	327,813	3,677,836	168,680,823
Shares Outstanding	3,477,594	28,166	315,320	14,475,671
Net Asset Value Per Share ($)	11.65	11.64	11.66	11.65

See notes to financial statements.

TheFund 19

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	5,023,554
Expenses:
Management fee—Note 3(a)	592,197
Shareholder servicing costs—Note 3(c)	150,072
Registration fees	17,897
Professional fees	16,117
Distribution fees—Note 3(b)	14,249
Custodian fees—Note 3(c)	12,027
Prospectus and shareholders’ reports	7,954
Trustees’ fees and expenses—Note 3(d)	1,573
Loan commitment fees—Note 2	145
Miscellaneous	16,183
Total Expenses	828,414
Less—reduction in fees due to earnings credits—Note 3(c)	(223)
Net Expenses	828,191
Investment Income—Net	4,195,363
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	910,205
Net unrealized appreciation (depreciation) on investments	3,015,027
Net Realized and Unrealized Gain (Loss) on Investments	3,925,232
Net Increase in Net Assets Resulting from Operations	8,120,595

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Operations ($):
Investment income—net	4,195,363	8,693,292
Net realized gain (loss) on investments	910,205	165,009
Net unrealized appreciation
(depreciation) on investments	3,015,027	9,951,115
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,120,595	18,809,416
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(786,656)	(1,626,627)
Class B Shares	(6,265)	(27,452)
Class C Shares	(52,188)	(104,316)
Class Z Shares	(3,335,061)	(6,898,410)
Net realized gain on investments:
Class A Shares	—	(30,075)
Class B Shares	—	(539)
Class C Shares	—	(2,378)
Class Z Shares	—	(120,629)
Total Dividends	(4,180,170)	(8,810,426)

TheFund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,303,349	4,067,838
Class B Shares	—	5,353
Class C Shares	327,655	358,300
Class Z Shares	2,366,531	6,180,400
Dividends reinvested:
Class A Shares	593,105	1,260,290
Class B Shares	4,762	18,796
Class C Shares	32,645	77,930
Class Z Shares	2,551,868	5,371,315
Cost of shares redeemed:
Class A Shares	(5,047,056)	(4,435,824)
Class B Shares	(195,539)	(960,987)
Class C Shares	(105,895)	(388,433)
Class Z Shares	(6,664,876)	(12,486,581)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,833,451)	(931,603)
Total Increase (Decrease) in Net Assets	106,974	9,067,387
Net Assets ($):
Beginning of Period	213,107,281	204,039,894
End of Period	213,214,255	213,107,281
Undistributed investment income—net	15,193	—

22

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Capital Share Transactions:
Class Aa
Shares sold	198,866	362,494
Shares issued for dividends reinvested	51,159	111,838
Shares redeemed	(435,742)	(393,995)
Net Increase (Decrease) in Shares Outstanding	(185,717)	80,337
Class Ba
Shares sold	—	491
Shares issued for dividends reinvested	411	1,676
Shares redeemed	(16,935)	(86,297)
Net Increase (Decrease) in Shares Outstanding	(16,524)	(84,130)
Class C
Shares sold	28,084	31,583
Shares issued for dividends reinvested	2,816	6,912
Shares redeemed	(9,181)	(34,657)
Net Increase (Decrease) in Shares Outstanding	21,719	3,838
Class Z
Shares sold	203,902	552,383
Shares issued for dividends reinvested	220,089	476,760
Shares redeemed	(576,120)	(1,108,475)
Net Increase (Decrease) in Shares Outstanding	(152,129)	(79,332)

a During the period ended October 31, 2010, 9,170 Class B shares representing $106,387, were automatically converted to 9,161 Class A shares and during the period ended April 30, 2010, 48,066 Class B shares representing $534,590 were automatically converted to 48,021 Class A shares.

See notes to financial statements.

TheFund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2010			Year Ended April 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.44	10.91	11.29	11.66	11.56	11.87
Investment Operations:
Investment income—net[a]	.22	.45	.46	.46	.47	.46
Net realized and unrealized
gain (loss) on investments	.21	.54	(.36)	(.36)	.12	(.29)
Total from Investment Operations	.43	.99	.10	.10	.59	.17
Distributions:
Dividends from
investment income—net	(.22)	(.45)	(.46)	(.46)	(.46)	(.46)
Dividends from net realized
gain on investments	—	(.01)	(.02)	(.01)	(.03)	(.02)
Total Distributions	(.22)	(.46)	(.48)	(.47)	(.49)	(.48)
Net asset value, end of period	11.65	11.44	10.91	11.29	11.66	11.56
Total Return (%)[b]	3.77[c]	9.16	1.07	.92	5.23	1.48
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92[d]	.94	.94	.93	.92	.92
Ratio of net expenses
to average net assets	.92[d,e]	.94[e]	.94[e]	.92	.92	.92[e]
Ratio of net investment income
to average net assets	3.76[d]	4.00	4.25	4.01	3.99	3.92
Portfolio Turnover Rate	11.37[c]	12.60	9.04	18.21	30.97	34.00
Net Assets, end of period
($ x 1,000)	40,528	41,909	39,079	44,178	49,034	49,913

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

24

Six Months Ended
October 31, 2010			Year Ended April 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.43	10.90	11.28	11.65	11.54	11.86
Investment Operations:
Investment income—net[a]	.17	.36	.39	.39	.40	.40
Net realized and unrealized
gain (loss) on investments	.21	.55	(.35)	(.36)	.14	(.30)
Total from Investment Operations	.38	.91	.04	.03	.54	.10
Distributions:
Dividends from
investment income—net	(.17)	(.37)	(.40)	(.39)	(.40)	(.40)
Dividends from net realized
gain on investments	—	(.01)	(.02)	(.01)	(.03)	(.02)
Total Distributions	(.17)	(.38)	(.42)	(.40)	(.43)	(.42)
Net asset value, end of period	11.64	11.43	10.90	11.28	11.65	11.54
Total Return (%)[b]	3.34[c]	8.45	.50	.36	4.77	.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.51[d]	1.57	1.52	1.48	1.45	1.45
Ratio of net expenses
to average net assets	1.51[d,e]	1.57[e]	1.52[e]	1.47	1.45	1.45[e]
Ratio of net investment income
to average net assets	2.95[d]	3.34	3.68	3.46	3.47	3.39
Portfolio Turnover Rate	11.37[c]	12.60	9.04	18.21	30.97	34.00
Net Assets, end of period
($ x 1,000)	328	511	1,404	2,910	3,893	5,188

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

TheFund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2010			Year Ended April 30,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.45	10.92	11.30	11.67	11.56	11.88
Investment Operations:
Investment income—net[a]	.17	.36	.38	.37	.38	.37
Net realized and unrealized
gain (loss) on investments	.21	.54	(.36)	(.36)	.14	(.30)
Total from Investment Operations	.38	.90	.02	.01	.52	.07
Distributions:
Dividends from
investment income—net	(.17)	(.36)	(.38)	(.37)	(.38)	(.37)
Dividends from net realized
gain on investments	—	(.01)	(.02)	(.01)	(.03)	(.02)
Total Distributions	(.17)	(.37)	(.40)	(.38)	(.41)	(.39)
Net asset value, end of period	11.66	11.45	10.92	11.30	11.67	11.56
Total Return (%)[b]	3.37[c]	8.33	.32	.17	4.53	.64
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66[d]	1.70	1.69	1.68	1.67	1.66
Ratio of net expenses
to average net assets	1.66[d,e]	1.70[e]	1.69[e]	1.67	1.67	1.66[e]
Ratio of net investment income
to average net assets	2.98[d]	3.21	3.51	3.26	3.24	3.18
Portfolio Turnover Rate	11.37[c]	12.60	9.04	18.21	30.97	34.00
Net Assets, end of period
($ x 1,000)	3,678	3,362	3,163	3,314	3,520	4,478

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

26

Six Months Ended
October 31, 2010			Year Ended April 30,
Class Z Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.44	10.91	11.29	11.66	11.55	11.87
Investment Operations:
Investment income—net[a]	.23	.47	.48	.48	.48	.48
Net realized and unrealized
gain (loss) on investments	.21	.54	(.36)	(.36)	.15	(.30)
Total from Investment Operations	.44	1.01	.12	.12	.63	.18
Distributions:
Dividends from
investment income—net	(.23)	(.47)	(.48)	(.48)	(.49)	(.48)
Dividends from net realized
gain on investments	—	(.01)	(.02)	(.01)	(.03)	(.02)
Total Distributions	(.23)	(.48)	(.50)	(.49)	(.52)	(.50)
Net asset value, end of period	11.65	11.44	10.91	11.29	11.66	11.55
Total Return (%)	3.87[b]	9.39	1.28	1.14	5.54	1.56
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71[c]	.73	.73	.71	.71	.76
Ratio of net expenses
to average net assets	.71[c,d]	.73[d]	.73[d]	.70	.71	.75
Ratio of net investment income
to average net assets	3.95[c]	4.18	4.46	4.23	4.20	4.09
Portfolio Turnover Rate	11.37[b]	12.60	9.04	18.21	30.97	34.00
Net Assets, end of period
($ x 1,000)	168,681 167,326		160,394	177,652	195,667	137,011

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

TheFund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers six series including the Dreyfus Massachusetts Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

28

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal

TheFund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	210,628,876	—	210,628,876

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium

TheFund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

32

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2010 was as follows: tax exempt income $8,656,805, ordinary income $24,354 and long-term capital gains $129,267. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2010, the Distributor retained $677 from commissions earned on sales of the fund’s Class A shares and $36 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the

TheFund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

average daily net assets of Class C shares. During the period ended October 31, 2010, Class B and Class C shares were charged $1,069 and $13,180, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2010, Class A, Class B and Class C shares were charged $52,547, $534, and $4,394, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholders accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2010, Class Z shares were charged $40,000 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2010, the fund was charged $30,015 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

34

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2010, the fund was charged $3,194 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $223.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2010, the fund was charged $12,027 pursuant to the custody agreement.

During the period ended October 31, 2010, the fund was charged $2,793 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $99,902, Rule 12b-1 distribution plan fees $2,469, shareholder services plan fees $12,557, custodian fees $8,715, chief compliance officer fees $2,248 and transfer agency per account fees $11,450.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2010, amounted to $23,918,428 and $25,816,148, respectively.

TheFund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements.The fund held no derivatives during the period ended October 31, 2010.

At October 31, 2010, accumulated net unrealized appreciation on investments was $7,723,417, consisting of $9,528,523 gross unrealized appreciation and $1,805,106 gross unrealized depreciation.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

36

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 20, 2010, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund by the Manager pursuant to the Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

TheFund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio.The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s total return performance for various periods ended May 31, 2010 was below the Performance Group median for each reported time period and below the Performance Universe median for each reported time period except the two- and ten-year periods ended May 31, 2010, when it was above the medians.The Board members also noted that the fund’s yield performance for the past ten one-year periods ended May 31 (2001-2010) was below the Performance Group median for each reported time period except the one-year period ended May 31, 2007 and May 31, 2008, when it was equal to the medians, and that the fund’s yield performance was above or equal to the Performance Universe median for each reported time period except the one-year period ended May 31, 2003 and May 31, 2004, when it was below the medians.The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, and the Board members noted that the fund outperformed its Lipper category average in eight of the past ten calendar years. The Board members discussed with representatives of the Manager the reasons for the fund’s underperformance compared to the Performance Group and Performance Universe medians for the applicable periods, and the Manager’s efforts to improve performance. The Board members also

38

received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected the fund’s performance.

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s contractual management fee was above the Expense Group median and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds in the same Lipper category, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund.The Board mem-

TheFund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

bers evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.

  The Board was satisfied with management’s efforts to improve the fund’s performance as discussed at the meeting, and determined to closely monitor the performance of the fund.

40

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the factors discussed above.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

TheFund 41

Dreyfus State
Municipal Bond Funds,
Dreyfus Minnesota Fund

SEMIANNUAL REPORT October 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
24	Notes to Financial Statements
32	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Minnesota Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund, covering the six-month period from May 1, 2010, through October 31, 2010.

Although a double-dip recession has recently become an increasingly unlikely scenario in our analysis, persistent uncertainty regarding the breadth and strength of the U.S. economic recovery has led to bouts of heightened volatility in some of the riskier sectors of the U.S. bond market during the past year. Municipal bonds, however, have fared relatively well due in part to the Build America Bonds program, which has helped provide favorable supply-and-demand dynamics, and from investors seeking higher-income and tax-sensitive alternatives to comparable-credit taxable fixed income securities.

Uncertainty will probably remain in the broader financial markets until we see more robust economic growth, but the favorable influences underlying the municipal bond market’s advance could persist for some time to come.A declining supply of newly issued tax-exempt securities, potentially rising income tax rates for top earners and low yields among comparable taxable bonds could continue to support municipal bond prices, especially if today’s economic concerns prove to be overstated. With that, we strongly suggest that you meet with your financial advisor to discuss the potential opportunities and tax-related challenges we may now face, as well as to evaluate your portfolio to help meet your individual investment needs and your future goals relative to your risk-tolerance level.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2010, through October 31, 2010, as provided by David Belton, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2010, the Class A, Class B and Class C shares of Dreyfus Minnesota Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 3.60%, 3.20% and 3.19%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Minnesota, achieved a total return of 3.95% for the same period.2 In addition, the fund is reported in the Lipper Minnesota Municipal Debt Funds category, and the average total return for all funds reported in this Lipper category was 3.81% for the reporting period.3

Despite heightened economic concerns during the reporting period, municipal bonds continued to rally amid favorable supply-and-demand dynamics.The fund produced returns that were lower than its benchmark, primarily due to a relatively short average duration stemming from longstanding, core holdings and a scarce supply of newly issued Minnesota bonds meeting our investment criteria.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Minnesota state income tax without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Minnesota state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as health care, water and sewer and municipal electric or dedicated tax-secured, based on relative values.

Supply-and-Demand Factors Supported Municipal Bonds

The U.S. economy continued to rebound from the recession, but the pace of expansion slowed during the reporting period compared to earlier in 2010. In addition, investors responded cautiously over the spring and summer to new global developments, including a sovereign debt crisis in Europe. For its part, Minnesota continued to struggle in the aftermath of the downturn, but it has begun to see higher tax revenues in the economic recovery. Still, in light of high national unemployment and weak housing markets, the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a historically low range between 0.00% and 0.25%. In addition, the Fed announced its intention to stimulate credit markets with a new round of quantitative easing of monetary policy through purchases of U.S.Treasury securities.

Municipal bonds proved relatively insensitive to economic concerns, advancing amid favorable supply-and-demand dynamics as the federally subsidized Build America Bonds program continued to shift a substantial portion of new issuance to the taxable bond market. At the same time, demand for municipal bonds intensified as investors sought alternatives to low yields from money market funds. Late in the reporting period, longer-term municipal bonds rallied in anticipation of the Fed’s quantitative easing program.

Revenue Bonds Supported Fund Returns

Although the fund encountered relatively few disappointments during the reporting period, its returns were dampened by an average duration that was shorter than industry averages.The fund’s short duration was the result of core holdings that have moved closer to their final maturities, as well as the scarcity of newly issued bonds meeting our investment criteria.

The fund received more positive contributions to relative performance from bonds backed by revenues from hospitals, airports, educational

4

institutions and power plants. Conversely, the fund held relatively light exposure to bonds backed by general tax receipts, which lagged market averages. The fund also benefited from underweighted exposure to traditionally defensive escrowed bonds, which are municipal securities for which the funds for early redemption have been set aside in escrow.

Supply-and-Demand Factors May Remain Favorable

While we expect the U.S. economic recovery to persist, we are aware that municipal bonds already have rallied strongly since the recession and financial crisis, suggesting that the bulk of their gains for the current cycle are behind us. Therefore, we have maintained our focus on higher-quality revenue bonds, including those in the secondary market.

We remain optimistic over the longer term. We anticipate a more ample supply of newly issued tax-exempt bonds when the Build America Bonds program either ends or is renewed with lower federal subsidies at the end of this year. In the meantime, demand for municipal bonds seems likely to stay robust as investors grow increasingly concerned regarding potential income tax increases.

November 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Minnesota residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.
3	Source: Lipper Inc.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund from May 1, 2010 to October 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2010

	Class A	Class B	Class C
Expenses paid per $1,000†	$ 4.82	$ 7.79	$ 8.71
Ending value (after expenses)	$1,036.00	$1,032.00	$1,031.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2010

	Class A	Class B	Class C
Expenses paid per $1,000†	$ 4.79	$ 7.73	$ 8.64
Ending value (after expenses)	$1,020.47	$1,017.54	$1,016.64

† Expenses are equal to the fund’s annualized expense ratio of .94% for Class A, 1.52% for Class B and 1.70%
for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

October 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.7%	Rate (%)	Date	Amount ($)	Value ($)
Minnesota—94.9%
Andover Economic Development
Authority, Public Facility LR
(City of Andover
Community Center)	5.20	2/1/34	885,000	973,827
Andover Economic Development
Authority, Public Facility LR
(City of Andover
Community Center)	5.20	2/1/34	615,000	676,728
Blooming Prairie Independent
School District Number 756, GO
School Building Bonds
(Minnesota School District
Credit Enhancement Program)
(Insured; National Public
Finance Guarantee Corp.)	4.75	1/1/27	1,900,000	2,020,422
Bloomington Independent School
District Number 271, GO School
Building Bonds (Minnesota
School District Credit Enhancement
Program) (Insured; Assured
Guaranty Municipal Corp.)	5.13	2/1/24	2,000,000	2,103,200
Chaska,
Electric Revenue
(Generating Facilities)	5.00	10/1/30	1,135,000	1,176,496
Columbia Heights,
MFHR (Crest View Opportunity
Neighborhood Development
Corporation 1 Project)
(Collateralized; GNMA)
(Prerefunded)	6.63	10/20/12	1,475,000 [a]	1,721,281
Coon Rapids,
Multifamily Rental Housing
Revenue (GNMA Collateralized
Mortgage Loan—Mississippi
View Apartments Project)
(Collateralized; FHA)	4.95	10/20/41	2,700,000	2,707,506
Dakota County Community
Development Agency, MFHR
(Grande Market Place Project)
(Collateralized; GNMA)	5.40	11/20/43	3,000,000	3,034,770

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota (continued)
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	659,713	699,969
Hennepin County,
Second Lien Sales Tax Revenue
(Ballpark Project)	5.00	12/15/29	1,500,000	1,635,360
Lake Superior Independent School
District Number 381, GO School
Building Bonds (Minnesota
School District Credit Enhancement
Program) (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/20	2,510,000	2,712,858
Lake Superior Independent School
District Number 381, GO School
Building Bonds (Minnesota
School District Credit Enhancement
Program) (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/21	2,640,000	2,853,365
Lakeville Independent School
District Number 194, GO School
Building Bonds (Minnesota
School District Credit Enhancement
Program) (Insured; FGIC)	5.50	2/1/24	8,700,000	9,479,694
Mahtomedi Independent School
District Number 832, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program)
(Insured; National Public
Finance Guarantee Corp.)	0.00	2/1/17	1,275,000 [b]	1,104,303
Minneapolis,
GO	0.00	12/1/14	1,825,000 [b]	1,734,407
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	11/15/38	3,000,000	3,423,960

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota (continued)
Minneapolis,
MFHR (Sumner Field Phase II,
L.P. Project) (Collateralized; GNMA)	5.15	2/20/45	1,575,000	1,588,592
Minneapolis,
Revenue (Blake School Project)
(Prerefunded)	5.45	9/1/11	2,000,000 [a]	2,086,180
Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000	946,380
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facilities Revenue
(Childrens’s Health Care)	5.25	8/15/35	1,000,000	1,034,760
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000	1,058,430
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000	2,400,699
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care System Revenue
(Allina Health System)	5.25	11/15/29	1,000,000	1,052,920
Minneapolis and Saint Paul
Metropolitan Airports Commission,
Senior Airport Revenue	5.00	1/1/22	2,000,000	2,127,380
Minneapolis and Saint Paul
Metropolitan Airports Commission,
Subordinate Airport
Revenue (Insured; AMBAC)	5.00	1/1/25	2,140,000	2,168,376
Minnesota,
GO (Various Purpose)	5.00	8/1/25	2,500,000	2,909,725
Minnesota,
GO (Various Purpose)	4.00	8/1/30	2,500,000	2,568,050

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota (continued)
Minnesota,
Retirement System
Building Revenue	6.00	6/1/30	1,475,000	1,481,033
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	151,633
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical
Lutheran Project)	6.00	2/1/22	1,130,000	1,161,448
Minnesota Agricultural and
Economic Development Board,
Revenue (Evangelical
Lutheran Project)	6.00	2/1/27	1,750,000	1,787,117
Minnesota Higher Education
Facilities Authority, Revenue
(Augsburg College)	5.00	5/1/36	1,500,000	1,506,600
Minnesota Higher Education
Facilities Authority, Revenue
(Carleton College)	5.00	3/1/30	1,000,000	1,095,130
Minnesota Higher Education
Facilities Authority, Revenue
(College of Saint Scholastica, Inc.)	5.13	12/1/40	750,000	755,115
Minnesota Higher Education
Facilities Authority, Revenue
(Gustavus Adolphus College)	5.00	10/1/31	750,000	789,390
Minnesota Higher Education
Facilities Authority, Revenue
(Saint Olaf College)	5.00	10/1/21	1,000,000	1,129,200
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000	1,054,660
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/29	1,500,000	1,608,675
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/39	1,700,000	1,780,291
Minnesota Housing Finance Agency,
Residential Housing
Finance Revenue	5.00	1/1/20	2,615,000	2,640,182

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Minnesota Housing Finance Agency,
Residential Housing
Finance Revenue	4.65	7/1/22	2,330,000		2,370,053
Minnesota Housing Finance Agency,
Residential Housing
Finance Revenue	4.85	7/1/31	2,000,000		2,017,160
Minnesota Housing Finance Agency,
Residential Housing
Finance Revenue	5.00	1/1/37	570,000		595,228
Minnesota Housing Finance Agency,
Residential Housing
Finance Revenue	5.10	7/1/38	2,000,000		2,025,200
Minnesota Housing Finance Agency,
SFMR (Insured; National Public
Finance Guarantee Corp.)	5.45	1/1/22	345,000		366,559
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/35	1,500,000		1,542,735
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/37	2,000,000		2,064,840
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	1,150,000		1,313,369
Northfield,
HR	5.38	11/1/31	2,240,000		2,233,011
Northfield,
HR (Prerefunded)	6.00	11/1/11	1,750,000	[a]	1,845,900
Ramsey,
LR (Pact Charter School Project)	6.75	12/1/33	1,000,000		1,002,910
Rochester,
Health Care Facilities
Revenue (Mayo Clinic)	5.00	11/15/38	2,000,000		2,126,320
Rosemount-Apple Valley-Eagan
Independent School District
Number 196, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program)
(Insured; National Public
Finance Guarantee Corp.)	0.00	4/1/14	2,960,000	[b]	2,839,321
Saint Cloud,
Health Care Revenue
(CentraCare Health System)	5.13	5/1/30	1,000,000		1,046,330

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota (continued)
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.50	5/1/39	2,000,000		2,120,040
Saint Cloud Housing and
Redevelopment Authority,
Revenue (State University
Foundation Project)	5.13	5/1/18	1,500,000		1,573,065
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/30	1,000,000		1,051,130
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/39	3,000,000		3,126,510
Saint Paul Housing and
Redevelopment Authority,
MFHR (Wellington Project)
(Collateralized; FHLMC)	5.10	2/1/24	2,000,000		2,005,520
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Parking
Facilities Project)	5.00	8/1/35	650,000		664,560
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		783,390
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[b]	2,555,732
Southern Minnesota Municipal
Power Agency, Power
Supply System Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	1/1/26	4,625,000	[b]	2,487,418

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota (continued)
Todd, Morrison, Cass and Wadena
Counties United Hospital District,
Health Care Facility Revenue
(Lakewood Health System)	5.00	12/1/21	1,000,000	1,059,780
Vadnais Heights Economic
Development Authority,
Recovery Zone Facility LR
(Community and Recreational
Sports Facilities Project)	5.25	2/1/41	2,460,000	2,592,520
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	2/1/32	2,000,000	2,030,600
Willmar,
HR (Rice Memorial Hospital
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	2/1/32	4,000,000	4,084,760
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.15	7/1/31	1,500,000	1,424,865
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/34	2,500,000	2,530,900
U.S. Related—3.8%
Government of Guam,
GO	6.75	11/15/29	500,000	555,720
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	2,000,000	2,105,880
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,250,000	2,516,017
Total Long-Term Municipal Investments
(cost $124,586,110)				133,597,455

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.1%	Rate (%)	Date	Amount ($)	Value ($)
Minnesota;
Minneapolis,
Revenue (Minnehaha Academy
Project) (LOC; U.S. Bank NA)
(cost $100,000)	0.29	11/1/10	100,000 [c]	100,000

Total Investments (cost $124,686,110)			98.8%	133,697,455
Cash and Receivables (Net)			1.2%	1,603,892
Net Assets			100.0%	135,301,347

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note—rate shown is the interest rate in effect at October 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

14

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

TheFund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	21.4
AA		Aa		AA	37.6
A		A		A	31.4
BBB		Baa		BBB	6.3
B		B		B	.4
Not Rated[d]		Not Rated[d]		Not Rated[d]	2.9
					100.0

† Based on total investments.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	124,686,110	133,697,455
Cash		14,494
Interest receivable		1,810,485
Receivable for shares of Beneficial Interest subscribed		52,960
Prepaid expenses		11,572
		135,586,966
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		113,594
Payable for shares of Beneficial Interest redeemed		138,974
Accrued expenses		33,051
		285,619
Net Assets ($)		135,301,347
Composition of Net Assets ($):
Paid-in capital		127,258,427
Accumulated undistributed investment income—net		20,292
Accumulated net realized gain (loss) on investments		(988,717)
Accumulated net unrealized appreciation
(depreciation) on investments		9,011,345
Net Assets ($)		135,301,347

Net Asset Value Per Share
	Class A	Class B	Class C
Net Assets ($)	126,692,376	455,281	8,153,690
Shares Outstanding	8,221,694	29,499	528,277
Net Asset Value Per Share ($)	15.41	15.43	15.43

See notes to financial statements.

TheFund 17

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	3,267,609
Expenses:
Management fee—Note 3(a)	369,168
Shareholder servicing costs—Note 3(c)	201,428
Distribution fees—Note 3(b)	30,362
Professional fees	17,558
Registration fees	12,576
Custodian fees—Note 3(c)	9,786
Prospectus and shareholders’ reports	5,231
Trustees’ fees and expenses—Note 3(d)	1,168
Loan commitment fees—Note 2	296
Miscellaneous	12,031
Total Expenses	659,604
Less—reduction in fees due to earnings credits—Note 3(c)	(80)
Net Expenses	659,524
Investment Income—Net	2,608,085
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	196,405
Net unrealized appreciation (depreciation) on investments	1,855,810
Net Realized and Unrealized Gain (Loss) on Investments	2,052,215
Net Increase in Net Assets Resulting from Operations	4,660,300

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Operations ($):
Investment income—net	2,608,085	5,119,465
Net realized gain (loss) on investments	196,405	(830,696)
Net unrealized appreciation
(depreciation) on investments	1,855,810	5,065,371
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,660,300	9,354,140
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,459,205)	(4,829,375)
Class B Shares	(7,609)	(33,418)
Class C Shares	(120,979)	(218,408)
Total Dividends	(2,587,793)	(5,081,201)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,568,149	15,566,769
Class B Shares	15	22,304
Class C Shares	1,394,407	1,456,592
Dividends reinvested:
Class A Shares	2,003,708	3,803,156
Class B Shares	7,017	20,478
Class C Shares	84,723	144,240
Cost of shares redeemed:
Class A Shares	(6,186,120)	(14,378,461)
Class B Shares	(64,638)	(1,299,172)
Class C Shares	(486,105)	(834,916)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	2,321,156	4,500,990
Total Increase (Decrease) in Net Assets	4,393,663	8,773,929
Net Assets ($):
Beginning of Period	130,907,684	122,133,755
End of Period	135,301,347	130,907,684
Undistributed investment income—net	20,292	—

TheFund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Capital Share Transactions:
Class Aa
Shares sold	363,221	1,039,628
Shares issued for dividends reinvested	130,539	253,319
Shares redeemed	(404,326)	(953,975)
Net Increase (Decrease) in Shares Outstanding	89,434	338,972
Class Ba
Shares sold	1	1,473
Shares issued for dividends reinvested	457	1,365
Shares redeemed	(4,214)	(86,605)
Net Increase (Decrease) in Shares Outstanding	(3,756)	(83,767)
Class C
Shares sold	91,022	96,723
Shares issued for dividends reinvested	5,508	9,589
Shares redeemed	(31,561)	(55,146)
Net Increase (Decrease) in Shares Outstanding	64,969	51,166

a During the period ended October 31, 2010, 48 Class B shares representing $739 were automatically converted to
48 Class A shares and during the period ended April 30, 2010, 18,366 Class B shares representing $278,776 were automatically converted to 18,396 Class A shares.

See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2010			Year Ended April 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	15.17	14.67	14.96	15.32	15.17	15.42
Investment Operations:
Investment income—net[a]	.30	.60	.63	.64	.64	.64
Net realized and unrealized
gain (loss) on investments	.24	.50	(.24)	(.36)	.17	(.25)
Total from Investment Operations	.54	1.10	.39	.28	.81	.39
Distributions:
Dividends from
investment income—net	(.30)	(.60)	(.62)	(.64)	(.64)	(.64)
Dividends from net realized
gain on investments	—	—	(.06)	—	(.02)	—
Total Distributions	(.30)	(.60)	(.68)	(.64)	(.66)	(.64)
Net asset value, end of period	15.41	15.17	14.67	14.96	15.32	15.17
Total Return (%)[b]	3.60[c]	7.61	2.89	1.86	5.44	2.58
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94[d]	.94	.98	1.11	1.10	1.08
Ratio of net expenses
to average net assets	.94[d,e]	.94[e]	.98[e]	1.10	1.09	1.07
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	.02	.15	.17	.13
Ratio of net investment income
to average net assets	3.93[d]	4.02	4.35	4.21	4.18	4.19
Portfolio Turnover Rate	6.33[c]	12.88	14.21	14.69	5.27	7.24
Net Assets, end of period
($ x 1,000)	126,692 123,363		114,357	105,393	103,737	102,510

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

TheFund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2010			Year Ended April 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	15.19	14.70	14.98	15.35	15.19	15.44
Investment Operations:
Investment income—net[a]	.24	.49	.54	.56	.56	.56
Net realized and unrealized
gain (loss) on investments	.24	.50	(.21)	(.37)	.18	(.24)
Total from Investment Operations	.48	.99	.33	.19	.74	.32
Distributions:
Dividends from
investment income—net	(.24)	(.50)	(.55)	(.56)	(.56)	(.57)
Dividends from net realized
gain on investments	—	—	(.06)	—	(.02)	—
Total Distributions	(.24)	(.50)	(.61)	(.56)	(.58)	(.57)
Net asset value, end of period	15.43	15.19	14.70	14.98	15.35	15.19
Total Return (%)[b]	3.20[c]	6.85	2.41	1.26	4.98	2.06
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52[d]	1.57	1.52	1.62	1.61	1.59
Ratio of net expenses
to average net assets	1.52[d,e]	1.57[e]	1.52[e]	1.61	1.59	1.58
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	.02	.15	.17	.13
Ratio of net investment income
to average net assets	3.18[d]	3.41	3.83	3.70	3.67	3.68
Portfolio Turnover Rate	6.33[c]	12.88	14.21	14.69	5.27	7.24
Net Assets, end of period
($ x 1,000)	455	505	1,720	5,046	9,088	10,420

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

22

Six Months Ended
October 31, 2010			Year Ended April 30,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	15.19	14.70	14.98	15.35	15.19	15.44
Investment Operations:
Investment income—net[a]	.24	.49	.51	.52	.53	.53
Net realized and unrealized
gain (loss) on investments	.24	.48	(.21)	(.37)	.18	(.25)
Total from Investment Operations	.48	.97	.30	.15	.71	.28
Distributions:
Dividends from
investment income—net	(.24)	(.48)	(.52)	(.52)	(.53)	(.53)
Dividends from net realized
gain on investments	—	—	(.06)	—	(.02)	—
Total Distributions	(.24)	(.48)	(.58)	(.52)	(.55)	(.53)
Net asset value, end of period	15.43	15.19	14.70	14.98	15.35	15.19
Total Return (%)[b]	3.19[c]	6.72	2.18	1.03	4.72	1.81
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70[d]	1.71	1.75	1.86	1.85	1.83
Ratio of net expenses
to average net assets	1.70[d,e]	1.71[e]	1.75[e]	1.86[e]	1.84	1.82
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	—	.02	.15	.17	.13
Ratio of net investment income
to average net assets	3.14[d]	3.25	3.57	3.44	3.43	3.43
Portfolio Turnover Rate	6.33[c]	12.88	14.21	14.69	5.27	7.24
Net Assets, end of period
($ x 1,000)	8,154	7,039	6,057	4,867	4,148	4,398

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

TheFund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company that offers six series including the Dreyfus Minnesota Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Minnesota state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

24

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board ofTrustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the

TheFund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	133,697,455	—	133,697,455

26

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

TheFund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,227,352 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2010. If not applied, the carryover expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2010 was as follows: tax exempt income $5,081,201. The tax character of current year distributions will be determined at the end of the current fiscal year.

28

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2010, the Distributor retained $3,378 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2010, Class B and Class C shares were charged $1,207 and $29,155, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund

TheFund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2010, Class A, Class B and Class C shares were charged $157,482, $603 and $9,719, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2010, the fund was charged $12,632 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2010, the fund was charged $1,153 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $80.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2010, the fund was charged $9,786 pursuant to the custody agreement.

30

During the period ended October 31, 2010, the fund was charged $2,793 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $63,339, Rule 12b-1 distribution plan fees $5,345, shareholder services plan fees $28,791, custodian fees $6,885, chief compliance officer fees $2,248 and transfer agency per account fees $6,986.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2010, amounted to $11,066,417 and $8,285,522, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements.The fund held no derivatives during the period ended October 31, 2010.

At October 31, 2010, accumulated net unrealized appreciation on investments was $9,011,345, consisting of $9,219,578 gross unrealized appreciation and $208,233 gross unrealized depreciation.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

TheFund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 20, 2010, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund by the Manager pursuant to the Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

32

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio.The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted that the fund’s total return performance for various periods ended May 31, 2010 was above or equal to the Performance Group and Performance Universe medians for each reported time period except the one-year period ended May 31, 2010, when it was below the medians. The Board members also noted that the fund’s yield performance for the past ten one-year periods ended May 31 (2001 - 2010) was above the Performance Group median for each reported time period except the one-year period ended May 31, 2001 and May 31, 2002, when it was below the medians, and that the fund’s yield performance was above the Performance Universe median for each reported time period.The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, and the Board members noted that the fund outperformed its Lipper category average in eight of the past ten calendar years.

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s contractual management fee was

TheFund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

above the Expense Group median and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds in the same Lipper category, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of

34

scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the factors discussed above.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

TheFund 35

NOTES

Dreyfus State
Municipal Bond Funds,
Dreyfus Ohio Fund

SEMIANNUAL REPORT October 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
23	Notes to Financial Statements
32	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Ohio Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund, covering the six-month period from May 1, 2010, through October 31, 2010.

Although a double-dip recession has recently become an increasingly unlikely scenario in our analysis, persistent uncertainty regarding the breadth and strength of the U.S. economic recovery has led to bouts of heightened volatility in some of the riskier sectors of the U.S. bond market during the past year. Municipal bonds, however, have fared relatively well due in part to the Build America Bonds program, which has helped provide favorable supply-and-demand dynamics, and from investors seeking higher-income and tax-sensitive alternatives to comparable-credit taxable fixed income securities.

Uncertainty will probably remain in the broader financial markets until we see more robust economic growth, but the favorable influences underlying the municipal bond market’s advance could persist for some time to come.A declining supply of newly issued tax-exempt securities, potentially rising income tax rates for top earners and low yields among comparable taxable bonds could continue to support municipal bond prices, especially if today’s economic concerns prove to be overstated. With that, we strongly suggest that you meet with your financial advisor to discuss the potential opportunities and tax-related challenges we may now face, as well as to evaluate your portfolio to help meet your individual investment needs and your future goals relative to your risk-tolerance level.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2010, through October 31, 2010, as provided by David Belton, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2010, the Class A, Class B and Class C shares of Dreyfus Ohio Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 3.39%, 3.03% and 2.91%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Ohio, achieved a total return of 3.95% for the same period.2 In addition, the fund is reported in the Lipper Ohio Municipal Debt Funds category, and the average total return for all funds reported in this Lipper category was 3.44% for the reporting period.3

Despite heightened economic concerns during the reporting period, municipal bonds continued to rally amid favorable supply-and-demand dynamics.The fund produced returns that were lower than its benchmark, primarily due to economic concerns that were more severe in Ohio than most other states.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Ohio state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and from Ohio state income tax.The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the funds we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

and to exploit pricing inefficiencies in the municipal bond market. Additionally, we actively trade among various sectors, such as health care, water and sewer, municipal electric or dedicated tax-secured, based on our appraisal of relative values.

Supply-and-Demand Factors Supported Municipal Bonds

The U.S. economy continued to rebound from recession, but the pace of expansion slowed during the reporting period. In addition, investors responded cautiously over the spring and summer to new global developments, including a sovereign debt crisis in Europe. For its part, Ohio continued to struggle more than most other states in the aftermath of the downturn, primarily due to its reliance on heavy industry. In light of high national unemployment, the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a historically low range between 0.00% and 0.25%. In addition, the Fed announced its intention to stimulate credit markets with a new round of quantitative easing of monetary policy through purchases of U.S.Treasury securities.

Municipal bonds proved relatively insensitive to economic concerns, advancing amid favorable supply-and-demand dynamics as the federally subsidized Build America Bonds program continued to shift a substantial portion of new issuance to the taxable bond market. At the same time, demand for municipal bonds intensified as investors sought alternatives to low yields from money market funds. Late in the reporting period, longer-term municipal bonds rallied in anticipation of the Fed’s quantitative easing program.

Revenue Bonds Supported Fund Returns

In this market environment, the fund received particularly positive contributions from bonds backed by revenues from hospitals, educational institutions and facilities supported by special taxes. Conversely, the fund held relatively light exposure to state bonds backed by general tax receipts, which lagged market averages. The fund also benefited from underweighted exposure to traditionally defensive escrowed bonds.

Although our credit selection process drives our investment approach, it is worth noting that interest-rate considerations prompted us to establish the fund’s duration in a range that was slightly longer than

4

industry averages. This positioning added value to the fund’s performance as longer-term interest rates declined.

On the other hand, the fund’s relative performance was dampened by its holdings of general obligation debt from local governments and bonds backed by water and sewer facilities.

Supply-and-Demand Factors May Remain Favorable

While we expect the U.S. economic recovery to persist, we are aware that municipal bonds already have rallied strongly since the recession and financial crisis, suggesting that the bulk of their gains for the current cycle are behind us. Therefore, we have maintained our focus on higher-quality revenue bonds.

We remain optimistic over the longer term.We anticipate a more ample supply of newly issued tax-exempt bonds when the Build America Bonds program ends or is renewed with lower federal subsidies at the end of this year. In the meantime, demand for municipal bonds seems likely to stay robust as investors grow increasingly concerned regarding potential income tax increases.

November 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Ohio residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.
3	Source: Lipper Inc.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund from May 1, 2010 to October 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2010

	Class A	Class B	Class C
Expenses paid per $1,000†	$ 4.92	$ 8.09	$ 8.75
Ending value (after expenses)	$1,033.90	$1,030.30	$1,029.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2010

	Class A	Class B	Class C
Expenses paid per $1,000†	$ 4.89	$ 8.03	$ 8.69
Ending value (after expenses)	$1,020.37	$1,017.24	$1,016.59

† Expenses are equal to the fund’s annualized expense ratio of .96% for Class A, 1.58% for Class B, and 1.71%
for Class C; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

October 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.4%	Rate (%)	Date	Amount ($)	Value ($)
Ohio—84.4%
Akron,
GO	6.00	12/1/12	1,035,000	1,065,946
Akron,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	12/1/20	1,460,000 [a]	1,526,912
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.25	9/1/27	2,500,000	2,741,325
Blue Ash,
Tax Increment Financing Revenue
(Duke Realty Ohio Project)	5.00	12/1/16	900,000	926,937
Blue Ash,
Tax Increment Financing Revenue
(Duke Realty Ohio Project)	5.00	12/1/21	730,000	707,735
Blue Ash,
Tax Increment Financing Revenue
(Duke Realty Ohio Project)	5.00	12/1/25	500,000	464,915
Blue Ash,
Tax Increment Financing Revenue
(Duke Realty Ohio Project)	5.00	12/1/30	400,000	342,804
Blue Ash,
Tax Increment Financing Revenue
(Duke Realty Ohio Project)	5.00	12/1/35	1,000,000	810,270
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,475,000	2,162,705
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	2,000,000	1,956,880
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000	2,719,387
Cincinnati City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.38	12/1/11	6,560,000 [a,b]	6,924,736
Cincinnati State Technical and
Community College, General
Receipts Bonds (Insured; AMBAC)	5.25	10/1/22	2,375,000	2,445,466

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Cleveland,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/21	8,000,000	[a]	9,525,200
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (The Cleveland
Museum of Art Project)	5.00	10/1/22	2,500,000		2,822,725
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.00	12/1/18	2,040,000		2,080,494
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,655,000		3,690,563
Cuyahoga Community College
District, General Receipts Bonds	5.00	8/1/25	2,500,000		2,779,525
Fairfield City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.38	12/1/19	1,860,000	[a]	1,946,564
Fairfield City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.38	12/1/20	1,400,000	[a]	1,465,156
Franklin County,
Hospital Improvement Revenue
(Nationwide Children’s
Hospital Project)	5.00	11/1/34	3,850,000		4,005,694
Franklin County,
HR (Holy Cross Health
System Corporation)	5.80	6/1/16	260,000		260,637
Hamilton County,
EDR (King Highland Community
Urban Redevelopment Corporation—
University of Cincinnati, Lessee,
Project) (Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/33	2,000,000	[a]	2,059,800

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Hamilton County,
Sales Tax Revenue
(Insured; AMBAC)	0.00	12/1/27	17,940,000	[c]	7,831,169
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/13	1,655,000	[a,c]	1,593,484
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/14	1,655,000	[a,c]	1,553,184
Kent State University,
General Receipts Bonds (A
State University of Ohio)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/25	2,000,000		2,204,360
Kent State University,
General Receipts Bonds (A
State University of Ohio)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/29	1,000,000		1,074,110
Lebanon City School District,
GO (School Facilities
Construction and Improvement)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.50	12/1/11	4,050,000	[b]	4,280,688
Mason City School District,
GO Unlimited Tax Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.25	12/1/31	5,000,000		6,073,850
Massillon City School District,
GO (Various Purpose
Improvement) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/25	1,150,000	[a]	1,176,956
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,500,000		2,660,175
New Albany Community Authority,
Community Facilities Revenue
(Insured; AMBAC)	5.20	10/1/24	2,000,000		2,041,960

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Kenyon
College Project)	5.00	7/1/41	2,000,000		2,048,940
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
FGIC) (Prerefunded)	5.00	5/1/13	2,000,000	[b]	2,205,760
Ohio Higher Educational
Facility Commission, HR
(Cleveland Clinic Health
System Obligated Group)	5.50	1/1/43	3,000,000		3,183,840
Ohio State University,
General Receipts Bonds	5.25	6/1/23	2,625,000		2,863,639
Ohio State University,
General Receipts Bonds	5.00	12/1/23	1,000,000		1,169,830
Ohio Turnpike Commission,
Turnpike Revenue, Highway
Improvements	5.50	2/15/26	3,565,000		3,584,786
Ohio Turnpike Commission,
Turnpike Revenue, Highway
Improvements (Prerefunded)	5.50	2/15/11	1,000,000	[b]	1,015,420
Ohio Water Development Authority,
Water Pollution Control
Loan Fund Revenue
(Water Quality Series)	5.00	12/1/18	3,710,000		4,453,632
Ohio Water Development Authority,
Water Pollution Control
Loan Fund Revenue
(Water Quality Series)	5.00	12/1/23	2,000,000		2,293,460
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.30	2/15/24	2,215,000		1,529,147
Port of Greater Cincinnati
Development Authority, Special
Obligation Development Revenue
(Cooperative Public Parking
and Infrastructure Project)	6.40	2/15/34	2,500,000		1,544,550

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	2,145,000	[d]	1,781,187
Richland County,
GO (Correctional Facilities
Bonds) (Insured; Assured
Guaranty Municipal Corp.)	6.00	12/1/28	400,000		457,628
Strongsville,
GO Library Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.50	12/1/20	1,700,000	[a]	1,781,413
Summit County Port Authority,
Development Revenue
(Bond Fund Program-Twinsburg
Township Project)	5.13	5/15/25	385,000		344,848
Summit County Port Authority,
Revenue (Civic Theatre
Project) (Insured; AMBAC)	5.50	12/1/26	1,000,000		965,790
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund—
Midwest Terminals Project)	6.00	11/15/27	1,695,000		1,625,200
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund—
Toledo Express Airport Project)	6.38	11/15/32	2,425,000		2,432,857
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000		1,064,630
University of Cincinnati,
General Receipts Bonds	5.00	6/1/34	1,500,000		1,562,700
University of Cincinnati,
General Receipts Bonds
(Insured; FGIC) (Prerefunded)	5.75	6/1/11	1,000,000	[b]	1,042,250
University of Cincinnati,
General Receipts Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/21	3,040,000	[a]	3,203,582

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Warren,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/15	1,450,000	[a]	1,558,591
West Muskingum Local School
District, GO (School Facilities
Construction and Improvement)
(Insured; National Public Finance
Guarantee Corp.)	5.00	12/1/30	2,945,000	[a]	2,951,126
U.S. Related—15.0%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	[c]	442,500
Government of Guam,
GO	6.75	11/15/29	500,000		555,720
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,048,420
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	900,000		913,662
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/17	1,000,000		1,083,390
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	2,500,000		2,632,350
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,000,000	[a]	1,142,150
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/23	2,000,000	[a]	2,059,640
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.50	7/1/31	3,370,000		3,781,241
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000		1,053,950
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,000,000		2,258,220

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,750,000		1,956,903
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	6.38	10/1/19	3,000,000		3,036,480
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	1,500,000		1,549,725
Total Long-Term Municipal Investments
(cost $151,000,336)					156,101,469

Short-Term Municipal
Investments—1.5%
Ohio;
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Bank of America)	0.27	11/1/10	1,000,000	[e]	1,000,000
Ohio Water Development Authority,
PCR, Refunding (FirstEnergy
Generation Corporation
Project) (LOC; Barclays Bank)	0.25	11/1/10	1,300,000	[e]	1,300,000
Total Short-Term Municipal Investments
(cost $2,300,000)					2,300,000

Total Investments (cost $153,300,336)			100.9%		158,401,469
Liabilities, Less Cash and Receivables			(.9%)		(1,337,623)
Net Assets			100.0%		157,063,846

a At October 31, 2010, 25.8% of the fund’s net assets are insured by National Public Finance Guarantee Corp.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2010, this security had a market value of $1,781,187 or 1.1% of net assets.
e Variable rate demand note—rate shown is the interest rate in effect at October 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	19.5
AA		Aa		AA	39.7
A		A		A	14.2
BBB		Baa		BBB	10.0
BB		Ba		BB	.6
B		B		B	.3
F1		MIG1/P1		SP1/A1	1.5
Not Rated[f]		Not Rated[f]		Not Rated[f]	14.2
					100.0

† Based on total investments.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

TheFund 15

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	153,300,336	158,401,469
Interest receivable		2,510,407
Receivable for shares of Beneficial Interest subscribed		57,147
Prepaid expenses		12,301
		160,981,324
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		130,590
Cash overdraft due to Custodian		37,546
Payable for investment securities purchased		3,489,005
Payable for shares of Beneficial Interest redeemed		182,084
Accrued expenses		78,253
		3,917,478
Net Assets ($)		157,063,846
Composition of Net Assets ($):
Paid-in capital		155,954,295
Accumulated undistributed investment income—net		14,981
Accumulated net realized gain (loss) on investments		(4,006,563)
Accumulated net unrealized appreciation
(depreciation) on investments		5,101,133
Net Assets ($)		157,063,846

Net Asset Value Per Share
	Class A	Class B	Class C
Net Assets ($)	149,156,547	554,404	7,352,895
Shares Outstanding	12,283,020	45,663	604,440
Net Asset Value Per Share ($)	12.14	12.14	12.16

See notes to financial statements.

16

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	4,080,743
Expenses:
Management fee—Note 3(a)	437,451
Shareholder servicing costs—Note 3(c)	239,475
Distribution fees—Note 3(b)	28,933
Interest and expense related to floating rate notes issued—Note 4	25,425
Professional fees	16,515
Registration fees	10,421
Custodian fees—Note 3(c)	9,928
Prospectus and shareholders’ reports	6,170
Trustees’ fees and expenses—Note 3(d)	2,461
Loan commitment fees—Note 2	365
Miscellaneous	13,340
Total Expenses	790,484
Less—reduction in fees due to earnings credits—Note 3(c)	(127)
Net Expenses	790,357
Investment Income—Net	3,290,386
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,434,500
Net unrealized appreciation (depreciation) on investments	502,484
Net Realized and Unrealized Gain (Loss) on Investments	1,936,984
Net Increase in Net Assets Resulting from Operations	5,227,370

See notes to financial statements.

TheFund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Operations ($):
Investment income—net	3,290,386	7,097,326
Net realized gain (loss) on investments	1,434,500	(1,740,408)
Net unrealized appreciation
(depreciation) on investments	502,484	8,022,650
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,227,370	13,379,568
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(3,140,829)	(6,750,433)
Class B Shares	(10,646)	(46,349)
Class C Shares	(123,930)	(272,602)
Total Dividends	(3,275,405)	(7,069,384)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,838,760	5,324,952
Class B Shares	968	4,292
Class C Shares	326,832	613,878
Dividends reinvested:
Class A Shares	2,485,810	5,256,051
Class B Shares	9,069	31,264
Class C Shares	102,369	211,477
Cost of shares redeemed:
Class A Shares	(7,028,557)	(16,552,034)
Class B Shares	(136,046)	(1,372,868)
Class C Shares	(710,493)	(609,266)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,111,288)	(7,092,254)
Total Increase (Decrease) in Net Assets	(1,159,323)	(782,070)
Net Assets ($):
Beginning of Period	158,223,169	159,005,239
End of Period	157,063,846	158,223,169
Undistributed investment income—net	14,981	—

18

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Capital Share Transactions:
Class Aa
Shares sold	152,375	450,584
Shares issued for dividends reinvested	205,550	442,202
Shares redeemed	(581,403)	(1,392,680)
Net Increase (Decrease) in Shares Outstanding	(223,478)	(499,894)
Class Ba
Shares sold	80	362
Shares issued for dividends reinvested	750	2,640
Shares redeemed	(11,254)	(116,359)
Net Increase (Decrease) in Shares Outstanding	(10,424)	(113,357)
Class C
Shares sold	26,865	51,612
Shares issued for dividends reinvested	8,449	17,755
Shares redeemed	(58,786)	(51,147)
Net Increase (Decrease) in Shares Outstanding	(23,472)	18,220

a During the period ended October 31, 2010, 2,333 Class B shares representing $28,060 were automatically converted to 2,332 Class A shares and during the period ended April 30, 2010, 60,353 Class B shares representing $709,409 were automatically converted to 60,353 Class A shares.

See notes to financial statements.

TheFund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2010			Year Ended April 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.99	11.53	12.20	12.63	12.50	12.78
Investment Operations:
Investment income—net[a]	.25	.53	.54	.52	.51	.52
Net realized and unrealized
gain (loss) on investments	.15	.46	(.67)	(.43)	.13	(.28)
Total from Investment Operations	.40	.99	(.13)	.09	.64	.24
Distributions:
Dividends from
investment income—net	(.25)	(.53)	(.54)	(.52)	(.51)	(.52)
Net asset value, end of period	12.14	11.99	11.53	12.20	12.63	12.50
Total Return (%)[b]	3.39[c]	8.71	(1.00)	.74	5.22	1.92
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96[d]	.97	1.06	1.07	1.05	1.02
Ratio of net expenses
to average net assets	.96[d,e]	.97[e]	1.06[e]	1.06	1.03	1.02[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.03[d]	.04	.11	.14	.14	.11
Ratio of net investment income
to average net assets	4.17[d]	4.47	4.64	4.19	4.07	4.12
Portfolio Turnover Rate	11.33[c]	15.70	7.73	12.00	31.65	13.57
Net Assets, end of period
($ x 1,000)	149,157 150,006		150,007	167,683	183,157	184,312

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

20

Six Months Ended
October 31, 2010			Year Ended April 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	11.99	11.53	12.21	12.63	12.50	12.78
Investment Operations:
Investment income—net[a]	.21	.44	.45	.45	.44	.46
Net realized and unrealized
gain (loss) on investments	.15	.47	(.66)	(.42)	.14	(.28)
Total from Investment Operations	.36	.91	(.21)	.03	.58	.18
Distributions:
Dividends from
investment income—net	(.21)	(.45)	(.47)	(.45)	(.45)	(.46)
Net asset value, end of period	12.14	11.99	11.53	12.21	12.63	12.50
Total Return (%)[b]	3.03[c]	8.02	(1.66)	.28	4.68	1.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.58[d]	1.56	1.62	1.61	1.57	1.53
Ratio of net expenses
to average net assets	1.58[d,e]	1.56[e]	1.62[e]	1.60	1.55	1.53[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.03[d]	.04	.11	.14	.14	.11
Ratio of net investment income
to average net assets	3.50[d]	3.86	4.00	3.64	3.55	3.61
Portfolio Turnover Rate	11.33[c]	15.70	7.73	12.00	31.65	13.57
Net Assets, end of period
($ x 1,000)	554	673	1,954	6,375	14,720	22,108

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

TheFund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2010			Year Ended April 30,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	12.02	11.55	12.23	12.65	12.52	12.80
Investment Operations:
Investment income—net[a]	.21	.44	.45	.43	.42	.43
Net realized and unrealized
gain (loss) on investments	.14	.47	(.68)	(.42)	.13	(.28)
Total from Investment Operations	.35	.91	(.23)	.01	.55	.15
Distributions:
Dividends from
investment income—net	(.21)	(.44)	(.45)	(.43)	(.42)	(.43)
Net asset value, end of period	12.16	12.02	11.55	12.23	12.65	12.52
Total Return (%)[b]	2.91[c]	7.97	(1.82)	.07	4.42	1.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71[d]	1.73	1.82	1.83	1.81	1.78
Ratio of net expenses
to average net assets	1.71[d,e]	1.73[e]	1.81	1.83[e]	1.79	1.77
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.03[d]	.04	.11	.14	.14	.11
Ratio of net investment income
to average net assets	3.41[d]	3.71	3.88	3.43	3.31	3.36
Portfolio Turnover Rate	11.33[c]	15.70	7.73	12.00	31.65	13.57
Net Assets, end of period
($ x 1,000)	7,353	7,545	7,044	7,805	9,053	9,939

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company and operates as a series company currently offering six series, including the Dreyfus Ohio Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Ohio state income tax, without undue risk.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

TheFund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierar-

24

chy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	158,401,469	—	158,401,469

TheFund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a

26

more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $5,476,768 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2010. If not applied, $1,424,574 of the carryover expires in fiscal 2012, $387,374 expires in fiscal 2013, $91,735 expires in fiscal 2016, $197,779 expires in fiscal 2017 and $3,375,306 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2010 was as follows: tax exempt income $7,069,384. The tax character of current year distributions will be determined at the end of the current fiscal year.

TheFund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2010, the Distributor retained $3,374 from commissions earned on sales of the fund’s Class A shares and $601 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2010, Class B and Class C shares were charged $1,530 and $27,403, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder

28

accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2010, Class A, Class B and Class C shares were charged $188,942, $765 and $9,134, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2010, the fund was charged $19,981 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2010, the fund was charged $1,822 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $127.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2010, the fund was charged $9,928 pursuant to the custody agreement.

TheFund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended October 31, 2010, the fund was charged $2,793 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $73,730, Rule 12b-1 distribution plan fees $4,891, shareholder services plan fees $33,514, custodian fees $6,562, chief compliance officer fees $2,248 and transfer agent per account fees $9,645.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2010, amounted to $18,163,639 and $20,093,208, respectively.

The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals.A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities. At October 31, 2010, there were no floating rate notes outstanding.

30

The average amount of borrowings outstanding under the inverse floater structure during the period ended October 31, 2010, was approximately $5,173,300, with a related weighted average annualized interest rate of .97%.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended October 31, 2010.

At October 31, 2010, accumulated net unrealized appreciation on investments was $5,101,133, consisting of $8,454,644 gross unrealized appreciation and $3,353,511 gross unrealized depreciation.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

TheFund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 20, 2010, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund by the Manager pursuant to the Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

32

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio.The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s total return performance for various periods ended May 31, 2010 was below the Performance Group and Performance Universe medians for each reported time period except the one-year period ended May 31, 2010, when it was above the medians.The Board members also noted that the fund’s yield performance for the past ten one-year periods ended May 31 (2001-2010) was variously above and below the Performance Group median for each reported time period and was above the Performance Universe median for each reported time period.The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, and the Board members noted that the fund outperformed its Lipper category average in seven of the past ten calendar years.The Board members discussed with representatives of the Manager the reasons for the fund’s total return underperformance compared to the Performance Group and Performance Universe medians for the applicable periods, and the Manager’s efforts to improve performance. The Board members also received a presentation from one of the fund’s portfolio managers during which he discussed the fund’s investment strategy and the factors that affected the fund’s performance.

TheFund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s contractual management fee was above the Expense Group median and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds in the same Lipper category, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of

34

fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.

  The Board was satisfied with management’s efforts to improve the fund’s performance as discussed at the meeting, and determined to closely monitor the performance of the fund.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the factors discussed above.

TheFund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

36

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

SEMIANNUAL REPORT October 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
36	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus State
Municipal Bond Funds,
Dreyfus Pennsylvania Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund, covering the six-month period from May 1, 2010, through October 31, 2010.

Although a double-dip recession has recently become an increasingly unlikely scenario in our analysis, persistent uncertainty regarding the breadth and strength of the U.S. economic recovery has led to bouts of heightened volatility in some of the riskier sectors of the U.S. bond market during the past year. Municipal bonds, however, have fared relatively well due in part to the Build America Bonds program which has helped provide favorable supply-and-demand dynamics, and from investors seeking higher-income and tax-sensitive alternatives to comparable-credit taxable fixed income securities.

Uncertainty will probably remain in the broader financial markets until we see more robust economic growth, but the favorable influences underlying the municipal bond market’s advance could persist for some time to come.A declining supply of newly issued tax-exempt securities, potentially rising income tax rates for top earners and low yields among comparable taxable bonds could continue to support municipal bond prices, especially if today’s economic concerns prove to be overstated. With that, we strongly suggest that you meet with your financial advisor to discuss the potential opportunities and tax-related challenges we may now face, as well as to evaluate your portfolio to help meet your individual investment needs and your future goals relative to your risk-tolerance level.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2010, through October 31, 2010, as provided by Steven Harvey, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2010, the Class A, Class B, Class C and Class Z shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced total returns of 4.43%, 4.04%, 3.97% and 4.47%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 3.95% for the same period.2

Despite heightened economic concerns during the reporting period, municipal bonds continued to benefit from favorable supply-and-demand dynamics.The fund’s returns were higher than its benchmark, primarily due to its emphasis on revenue-backed bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax without undue risk.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania state personal income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting.We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among various sectors, such as pre-refunded, general obligation and revenue sectors, based on their apparent relative values.The fund generally will invest simultaneously in several of these sectors.

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Supply-and-Demand Factors Supported Municipal Bonds

The U.S. economy continued to rebound from the recession, but the pace of expansion slowed during the reporting period. In addition, investors responded cautiously to new global developments, including a sovereign debt crisis in Europe.While Pennsylvania and most other states continued to struggle in the aftermath of the downturn, we began to see evidence of improvement, including a modest increase in tax revenues, as economic conditions stabilized. Nonetheless, in light of high unemployment and other headwinds, the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a historically low range between 0% and 0.25%. In addition, the Fed announced its intention to stimulate credit markets with a new round of quantitative easing of monetary policy.

Municipal bonds proved relatively insensitive to economic concerns during the reporting period, advancing amid favorable supply-and-demand dynamics as a result of the federally subsidized Build America Bonds program, which shifted a substantial portion of new issuance to the taxable bond market.At the same time, demand for municipal bonds intensified as investors sought alternatives to low yields from money market funds. Late in the reporting period, longer-term municipal bonds rallied as investors anticipated the Fed’s quantitative easing program, which was expected to drive longer-term interest rates lower.

Revenue Bonds Boosted Fund Returns

In this favorable market environment, the fund received particularly positive contributions from bonds backed by revenues from waterworks, sewer systems and other municipal facilities. Conversely, the fund held relatively light exposure to bonds backed by general tax receipts, which lagged market averages.

The fund particularly benefited from municipal bonds backed by revenues from industrial development projects and health care facilities, which we identified through extensive independent research into their underlying credit profiles. Finally, while we manage the fund with an emphasis on security selection, we maintained the fund’s average duration in a range between neutral and slightly longer-than-average. This strategy added a degree of value as longer-term interest rates declined and short-term interest rates remained anchored by a historically low federal funds rate.

Bonds issued by Harrisburg lagged during the quarter on negative news regarding the city’s guarantee of an incinerator project owned by Dauphin County.While the fund owns no bonds related to the incinerator project, holdings in bonds issued by Harrisburg to finance a state office building also underperformed. State rentals are sufficient to pay debt service on the office building bonds, and we are confident they will remain distinct from the city’s problem with its incinerator guarantee.

Supply-and-Demand Factors May Remain Favorable

Pennsylvania and other states have continued to face fiscal pressures, but we do not expect a return to recessionary conditions. Still, we are aware that municipal bonds already have rallied strongly, suggesting to us that the bulk of their gains for the current cycle are behind us.Therefore, we have maintained our focus on higher-quality revenue bonds.

We remain optimistic over the longer term. We anticipate a more ample supply of newly issued bonds when the Build America Bonds program either ends or is renewed with possibly lower federal subsidies at the end of this year. In the meantime, demand seems likely to stay robust as investors grow increasingly concerned regarding potential income tax increases.

November 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns.
Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclay Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from May 1, 2010 to October 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2010

	Class A	Class B	Class C	Class Z
Expenses paid per $1,000†	$ 4.84	$ 8.07	$ 8.69	$ 3.76
Ending value (after expenses)	$1,044.30	$1,040.40	$1,039.70	$1,044.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2010

	Class A	Class B	Class C	Class Z
Expenses paid per $1,000†	$ 4.79	$ 7.98	$ 8.59	$ 3.72
Ending value (after expenses)	$1,020.47	$1,017.29	$1,016.69	$1,021.53

† Expenses are equal to the fund’s annualized expense ration of .94% for Class A, 1.57% for Class B, 1.69% for
Class C and .73% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.3%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania—87.0%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/25	1,000,000	1,092,190
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/26	1,000,000	1,082,850
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000	1,069,110
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000	997,865
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/30	2,000,000	2,140,600
Bethel Park School District,
GO	5.00	8/1/29	3,000,000	3,178,650
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.80	4/20/29	5,475,000	5,620,526
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.00	7/1/23	475,000	475,907
Butler County Industrial
Development Authority, MFHR
(Greenview Gardens Apartments)	6.25	7/1/33	880,000	863,192
Centennial School District,
GO	5.00	12/15/34	2,500,000	2,720,525
Centre County Hospital Authority,
HR (Mount Nittany Medical
Center Project) (Insured; Assured
Guaranty Municipal Corp.)	6.13	11/15/39	2,000,000	2,104,260
Charleroi Area School Authority,
School Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	10/1/20	2,000,000 [a]	1,359,320

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	1,600,000	1,601,664
Chester County School Authority,
School LR (Chester County
Intermediate Unit Project)
(Insured; AMBAC)	5.00	4/1/25	2,195,000	2,301,128
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/30	2,000,000	2,166,540
Cumberland County Municipal
Authority, College Revenue
(Messiah College Project)
(Insured; AMBAC)	5.13	10/1/15	40,000	40,143
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes
Obligated Group Project)	5.35	1/1/20	515,000	519,681
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes
Obligated Group Project)	5.45	1/1/21	885,000	892,487
Dauphin County General
Authority, Office and
Parking Revenue (Riverfront
Office Center Project)	6.00	1/1/25	3,000,000	2,518,950
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/37	5,165,000	5,236,845
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000	1,596,360
Delaware River Port Authority,
Revenue	5.00	1/1/35	1,500,000	1,554,615
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000	1,047,020

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000		1,838,060
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/16	1,000,000	[a]	744,220
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/18	2,750,000	[a]	1,832,765
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/18	2,750,000	[a]	1,775,565
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/19	2,750,000	[a]	1,650,220
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/20	2,750,000	[a]	1,590,078
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/20	2,500,000	[a]	1,401,050
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	[a]	2,057,990
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/12	750,000		764,925
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/22	1,455,000		1,474,322
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/15	1,035,000		1,079,991

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/16	50,000		51,828
Mount Lebanon School District,
GO	5.00	2/15/28	1,470,000		1,620,249
Neshaminy School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/15/16	1,250,000		1,385,088
Norristown,
GO (Insured; Radian)	0.00	12/15/11	1,465,000	[a]	1,435,890
Norristown,
GO (Insured; Radian)	0.00	12/15/13	735,000	[a]	683,102
North Allegheny School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.05	11/1/21	1,455,000		1,513,258
Northampton County Industrial
Development Authority,
Mortgage Revenue
(Moravian Hall Square
Project) (Insured; Radian)	5.00	7/1/17	1,890,000		1,901,453
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,083,330
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/13	1,105,000		1,107,851
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/22	1,200,000	[a]	707,712
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/23	3,790,000	[a]	2,122,741
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/24	3,790,000	[a]	2,016,280

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania (continued)
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee Corp.)	0.00	12/1/25	3,790,000	[a]	1,905,347
Pennsylvania Finance Authority,
Guaranteed Revenue (Penn Hills
Project) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.45	12/1/10	2,170,000	[b]	2,179,027
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Carnegie Mellon University)	5.00	8/1/21	3,000,000		3,453,510
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	2,000,000		2,056,320
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/31	1,300,000		1,415,297
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	3/1/40	1,000,000		1,043,930
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000		2,846,175
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,285,000		2,390,795
Pennsylvania Housing Finance
Agency, SFMR	5.10	10/1/20	1,380,000		1,402,149
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	830,000		837,960
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000		5,004,950
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/31	3,000,000		3,020,100

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/34	1,000,000	1,027,420
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	1,995,000	1,985,863
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,000,000	1,123,480
Pennsylvania State University,
Revenue	5.00	3/1/35	2,000,000	2,168,280
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	4,325,000	4,579,872
Pennsylvania Turnpike
Commission, Turnpike
Revenue (Insured; AMBAC)	5.00	12/1/22	1,815,000	1,973,667
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	3,530,000	3,677,413
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/28	3,000,000	3,382,980
Philadelphia,
Airport Revenue	5.25	6/15/25	2,500,000	2,578,975
Philadelphia,
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/25	510,000	517,436
Philadelphia,
Gas Works Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.50	7/1/15	1,550,000	1,554,758
Philadelphia,
Gas Works Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	8/1/22	2,000,000	2,076,140
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	1,500,000	1,653,225
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/14	2,000,000	2,139,640
Philadelphia,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.60	8/1/18	800,000	963,376

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Philadelphia Authority for
Industrial Development,
Revenue (Independence
Charter School Project)	5.50	9/15/37	1,700,000	1,582,853
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers
Charter School Project)	5.15	5/1/27	1,230,000	1,151,501
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers
Charter School Project)	5.25	5/1/37	1,715,000	1,541,168
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/21	1,685,000	1,748,676
Philadelphia Municipal Authority,
LR (Insured; Assured Guaranty
Municipal Corp.)	5.25	11/15/15	2,115,000	2,297,102
Philadelphia Redevelopment
Authority, Revenue (Philadelphia
Neighborhood Transformation
Initiative) (Insured; National Public
Finance Guarantee Corp.)	5.50	4/15/18	3,600,000	3,776,256
Philadelphia School District,
GO	6.00	9/1/38	1,000,000	1,092,570
Pittsburgh Urban Redevelopment
Authority, MFHR
(West Park Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,280,000	1,282,240
Sayre Health Care Facilities Authority,
Revenue (Guthrie Health Issue)	6.25	12/1/13	470,000	494,402
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	250,000	262,355
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.75	12/1/21	1,165,000	1,195,733
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.25	12/1/11	750,000 [b]	806,055

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	1,495,000	1,499,321
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000	3,314,070
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/17	1,055,000	1,166,788
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/18	1,110,000	1,223,620
State Public School Building
Authority, School Revenue
(School District of
Haverford Township
Project) (Insured; XLCA)	5.25	3/15/25	3,360,000	3,576,317
State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/18	545,000	585,592
Susquehanna Area Regional
Airport Authority, Airport
System Revenue	6.50	1/1/38	1,625,000	1,643,054
University Area Joint Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	11/1/18	2,010,000	2,087,204
University of Pittsburgh of the
Commonwealth System of Higher
Education, GO (University
Capital Project)	5.00	9/15/35	1,000,000	1,074,450

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Washington County Industrial
Development Authority, PCR (West
Penn Power Company Mitchell
Station Project) (Insured; AMBAC)	6.05	4/1/14	3,000,000	3,005,460
Wayne Memorial Hospital and Health
Facilities Authority, County
Guaranteed HR (Wayne Memorial
Hospital Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/16	2,135,000	2,219,461
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/22	710,000	777,819
Westmoreland County Industrial
Development Authority,
Health System Revenue
(Excela Health Project)	5.00	7/1/25	2,390,000	2,452,546
Wilson Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	3/15/16	1,300,000	1,396,356
U.S. Related—12.3%
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000	1,048,420
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.50	7/1/16	320,000	329,251
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000	1,027,090
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	2,500,000	2,672,250
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,000,000	1,034,580
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/28	3,000,000	3,040,560
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	1,087,550

TheFund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/26	1,000,000	1,038,990
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,000,000	2,137,500
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,185,000	1,247,734
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,500,000	1,565,805
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,170,000	1,274,036
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,690,000	1,908,196
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,677,345
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,885,725
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	1,000,000	1,033,150

Total Investments (cost $191,860,296)			99.3%	201,237,632

Cash and Receivables (Net)			.7%	1,443,688

Net Assets			100.0%	202,681,320

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

TheFund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	18.0
AA		Aa		AA	38.4
A		A		A	25.6
BBB		Baa		BBB	12.4
BB		Ba		BB	1.5
Not Rated[c]		Not Rated[c]		Not Rated[c]	4.1
					100.0

† Based on total investments.
c Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	191,860,296	201,237,632
Cash		1,096,994
Interest receivable		2,584,466
Receivable for investment securities sold		2,253,007
Receivable for shares of Beneficial Interest subscribed		5,485
Prepaid expenses		8,096
		207,185,680
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		158,940
Payable for investment securities purchased		4,152,332
Payable for shares of Beneficial Interest redeemed		130,975
Accrued expenses		62,113
		4,504,360
Net Assets ($)		202,681,320
Composition of Net Assets ($):
Paid-in capital		194,426,365
Accumulated undistributed investment income—net		30,226
Accumulated net realized gain (loss) on investments		(1,152,607)
Accumulated net unrealized appreciation
(depreciation) on investments		9,377,336
Net Assets ($)		202,681,320

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z
Net Assets ($)	136,643,225	734,617	6,400,526	58,902,952
Shares Outstanding	8,364,058	45,015	391,613	3,606,020
Net Asset Value Per Share ($)	16.34	16.32	16.34	16.33

See notes to financial statements.

TheFund 19

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	5,017,798
Expenses:
Management fee—Note 3(a)	561,356
Shareholder servicing costs—Note 3(c)	263,295
Distribution fees—Note 3(b)	25,612
Professional fees	20,018
Custodian fees—Note 3(c)	13,360
Registration fees	12,123
Prospectus and shareholders’ reports	8,617
Trustees’ fees and expenses—Note 3(d)	5,414
Loan commitment fees—Note 2	653
Miscellaneous	16,388
Total Expenses	926,836
Less—reduction in fees due to earnings credits—Note 3(c)	(240)
Net Expenses	926,596
Investment Income—Net	4,091,202
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,313,037
Net unrealized appreciation (depreciation) on investments	3,373,033
Net Realized and Unrealized Gain (Loss) on Investments	4,686,070
Net Increase in Net Assets Resulting from Operations	8,777,272

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Operations ($):
Investment income—net	4,091,202	8,440,802
Net realized gain (loss) on investments	1,313,037	904,596
Net unrealized appreciation
(depreciation) on investments	3,373,033	7,579,779
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,777,272	16,925,177
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,732,334)	(5,627,304)
Class B Shares	(16,034)	(57,555)
Class C Shares	(98,350)	(195,482)
Class Z Shares	(1,214,258)	(2,486,087)
Total Dividends	(4,060,976)	(8,366,428)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,609,179	11,556,534
Class B Shares	—	26,937
Class C Shares	795,505	1,473,903
Class Z Shares	1,189,082	2,860,050
Dividends reinvested:
Class A Shares	2,068,185	4,175,141
Class B Shares	12,996	47,662
Class C Shares	76,830	153,397
Class Z Shares	981,071	1,983,310
Cost of shares redeemed:
Class A Shares	(9,211,149)	(14,148,812)
Class B Shares	(437,752)	(1,500,561)
Class C Shares	(694,547)	(759,400)
Class Z Shares	(1,788,521)	(5,778,385)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,399,121)	89,776
Total Increase (Decrease) in Net Assets	317,175	8,648,525
Net Assets ($):
Beginning of Period	202,364,145	193,715,620
End of Period	202,681,320	202,364,145
Undistributed investment income—net	30,226	—

TheFund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Capital Share Transactions:
Class Aa
Shares sold	160,616	731,302
Shares issued for dividends reinvested	127,400	264,558
Shares redeemed	(568,435)	(898,107)
Net Increase (Decrease) in Shares Outstanding	(280,419)	97,753
Class Ba
Shares sold	—	1,697
Shares issued for dividends reinvested	802	3,032
Shares redeemed	(26,909)	(95,588)
Net Increase (Decrease) in Shares Outstanding	(26,107)	(90,859)
Class C
Shares sold	48,804	93,647
Shares issued for dividends reinvested	4,731	9,711
Shares redeemed	(43,128)	(48,056)
Net Increase (Decrease) in Shares Outstanding	10,407	55,302
Class Z
Shares sold	73,352	181,097
Shares issued for dividends reinvested	60,451	125,751
Shares redeemed	(110,574)	(365,971)
Net Increase (Decrease) in Shares Outstanding	23,229	(59,123)

a During the period ended October 31, 2010, 22,093 Class B shares representing $359,882 were automatically converted to 22,076 Class A shares and during the period ended April 30, 2010, 52,127 Class B shares representing $816,669 were automatically converted to 52,086 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2010			Year Ended April 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	15.96	15.28	15.67	16.19	15.88	16.19
Investment Operations:
Investment income—net[a]	.32	.66	.65	.64	.62	.62
Net realized and unrealized
gain (loss) on investments	.38	.67	(.40)	(.53)	.31	(.31)
Total from Investment Operations	.70	1.33	.25	.11	.93	.31
Distributions:
Dividends from
investment income—net	(.32)	(.65)	(.64)	(.63)	(.62)	(.62)
Net asset value, end of period	16.34	15.96	15.28	15.67	16.19	15.88
Total Return (%)[b]	4.43[c]	8.85	1.75	.71	5.95	1.89
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.94[d]	.94	.96	.99	.94	.94
Ratio of net expenses
to average net assets	.94[d,e]	.94[e]	.96[e]	.98	.94	.94[e]
Ratio of net investment income
to average net assets	3.98[d]	4.17	4.27	4.02	3.87	3.82
Portfolio Turnover Rate	14.35[c]	10.93	16.60	15.47	8.82	11.89
Net Assets, end of period
($ x 1,000)	136,643 137,969		130,611	138,054	145,897	147,733

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

TheFund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2010			Year Ended April 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	15.94	15.27	15.66	16.18	15.87	16.18
Investment Operations:
Investment income—net[a]	.26	.53	.54	.53	.54	.53
Net realized and unrealized
gain (loss) on investments	.38	.68	(.38)	(.51)	.31	(.31)
Total from Investment Operations	.64	1.21	.16	.02	.85	.22
Distributions:
Dividends from
investment income—net	(.26)	(.54)	(.55)	(.54)	(.54)	(.53)
Net asset value, end of period	16.32	15.94	15.27	15.66	16.18	15.87
Total Return (%)[b]	4.04[c]	8.03	1.16	.15	5.41	1.37
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.57[d]	1.56	1.55	1.56	1.45	1.46
Ratio of net expenses
to average net assets	1.57[d,e]	1.56[e]	1.54	1.55	1.45	1.46[e]
Ratio of net investment income
to average net assets	3.23[d]	3.49	3.67	3.47	3.35	3.30
Portfolio Turnover Rate	14.35[c]	10.93	16.60	15.47	8.82	11.89
Net Assets, end of period
($ x 1,000)	735	1,134	2,474	5,375	12,886	21,799

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
October 31, 2010			Year Ended April 30,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	15.97	15.29	15.68	16.20	15.89	16.20
Investment Operations:
Investment income—net[a]	.26	.54	.53	.52	.50	.50
Net realized and unrealized
gain (loss) on investments	.37	.67	(.39)	(.53)	.31	(.31)
Total from Investment Operations	.63	1.21	.14	(.01)	.81	.19
Distributions:
Dividends from
investment income—net	(.26)	(.53)	(.53)	(.51)	(.50)	(.50)
Net asset value, end of period	16.34	15.97	15.29	15.68	16.20	15.89
Total Return (%)[b]	3.97[c]	8.03	1.00	(.04)	5.18	1.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69[d]	1.69	1.70	1.73	1.67	1.68
Ratio of net expenses
to average net assets	1.69[d,e]	1.69[e]	1.69	1.72	1.67	1.68[e]
Ratio of net investment income
to average net assets	3.22[d]	3.41	3.54	3.27	3.13	3.08
Portfolio Turnover Rate	14.35[c]	10.93	16.60	15.47	8.82	11.89
Net Assets, end of period
($ x 1,000)	6,401	6,087	4,983	3,875	3,599	2,932

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

TheFund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2010		Year Ended April 30,
Class Z Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	15.96	15.28	15.67	15.98
Investment Operations:
Investment income—net[b]	.34	.69	.68	.29
Net realized and unrealized
gain (loss) on investments	.37	.68	(.40)	(.32)
Total from Investment Operations	.71	1.37	.28	(.03)
Distributions:
Dividends from investment income—net	(.34)	(.69)	(.67)	(.28)
Net asset value, end of period	16.33	15.96	15.28	15.67
Total Return (%)	4.47[c]	9.10	1.96	(.18)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[d]	.72	.78	.78[d]
Ratio of net expenses to average net assets	.73[d,e]	.72[e]	.77	.77[d]
Ratio of net investment income
to average net assets	4.18[d]	4.40	4.48	4.37[d]
Portfolio Turnover Rate	14.35[c]	10.93	16.60	15.47[c]
Net Assets, end of period ($ x 1,000)	58,903	57,175	55,649	62,102

a	From November 29, 2007 (commencement of initial offering) to April, 30, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus State Municipal Bond Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, and operates as a series company that offers six series including the Dreyfus Pennsylvania Fund (the “fund”).The fund’s investment objective is to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders of the fund who received Class Z shares in exchange for their shares of a Dreyfus-managed fund, as a result of the reorganization of such Dreyfus-managed fund, and who continue to maintain accounts with the fund at the time of purchase. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

TheFund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly trans-

action between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	—	201,237,632	—	201,237,632

TheFund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $2,789,084 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2010. If not applied, $2,643,096 of the carryover expires in fiscal 2013, $38,932 expires in fiscal 2014 and $107,056 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2010 was as follows: tax exempt income $8,366,428. The tax character of current year distributions will be determined at the end of the current fiscal year.

TheFund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2010, the Distributor retained $2,764 from commissions earned on sales of the fund’s Class A shares and $370 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2010, Class B and Class C shares were charged $2,504 and $23,108, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2010, Class A, Class B and Class C shares were charged $173,038, $1,252 and $7,703, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses for providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2010, Class Z shares were charged $11,463 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2010, the fund was charged $33,302 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

TheFund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2010, the fund was charged $3,439 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $240.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2010, the fund was charged $13,360 pursuant to the custody agreement.

During the period ended October 31, 2010, the fund was charged $2,793 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $95,001, Rule 12b-1 distribution plan fees $4,387, shareholder services plan fees $30,667, custodian fees $10,481, chief compliance officer fees $2,248 and transfer agent per account fees $16,156.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2010, amounted to $28,637,452 and $32,495,051, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended October 31, 2010.

At October 31, 2010, accumulated net unrealized appreciation on investments was $9,377,336, consisting of $10,681,398 gross unrealized appreciation and $1,304,062 gross unrealized depreciation.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

TheFund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 20, 2010, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund by the Manager pursuant to the Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Manager provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio.The Board members reviewed the fund’s performance and comparisons to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted that the fund’s total return performance for various periods ended May 31, 2010 was below the Performance Group median for each reported time period except the two-year period ended May 31, 2010, when it was above the median, and that the fund’s total return performance was above the Performance Universe median for each reported time period except the one-year period ended May 31, 2010, when it was below the median.The Board members also noted that the fund’s yield performance for the past ten one-year periods ended May 31 (2001-2010) was below the Performance Group median for each reported time period except the one-year period ended May 31, 2010, when it was equal to the median, and that the fund’s yield performance was variously above, at and below the Performance Universe median for each reported time period.

The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its Lipper category average for the prior ten years, and the Board members noted that the fund outperformed its Lipper category average in six of the past ten calendar years. The Board members discussed with representatives of the Manager the reasons for the fund’s underperformance compared to the Performance Group and Performance Universe medians for the applicable periods,

TheFund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

and the Manager’s efforts to improve performance.The Board members also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected the fund’s performance.

The Board members also discussed the fund’s contractual and actual management fee and total expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s contractual management fee was above the Expense Group median and that the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Representatives of the Manager informed the Board members that there were no mutual funds in the same Lipper category, separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology also had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant cir-

cumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was also noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager to the fund are adequate and appropriate.

  The Board was satisfied with management’s efforts to improve the fund’s performance as discussed at the meeting, and determined to closely monitor the performance of the fund.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the factors discussed above.

TheFund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

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Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: December 23, 2010

By: /s/ James Windels
James Windels, Treasurer
Date: December 23, 2010

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6